GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments

November 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 91.2%
Advertising – 0.4%
Lamar Media Corp.
$170,000	5.000%		05/01/23	$ 173,294
20,000	5.375		01/15/24	20,462
Outfront Media Capital LLC / Outfront Media Capital Corp.
120,000	5.625		02/15/24	123,750

				317,506

Aerospace & Defense – 1.2%
TransDigm, Inc.
4,000	6.500		07/15/24	4,140
90,000	6.500		05/15/25	93,937
590,000	6.250	(a)	03/15/26	634,988
100,000	6.375		06/15/26	105,000
70,000	7.500		03/15/27	75,950

				914,015

Agriculture – 1.6%
JBS Investments II GmbH(a)
400,000	7.000		01/15/26	435,000
JBS USA LUX SA / JBS USA Finance, Inc.
280,000	5.750	(a)	06/15/25	291,900
64,000	6.750	(a)	02/15/28	70,720
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.(a)
170,000	6.500		04/15/29	189,550
Pilgrim’s Pride Corp.(a)
208,000	5.875		09/30/27	225,680

				1,212,850

Banks – 1.2%
Ally Financial, Inc.
140,000	5.750		11/20/25	155,400
CIT Group, Inc.
52,000	4.125		03/09/21	53,040
230,000	5.000		08/15/22	244,950
320,000	5.000		08/01/23	345,600
Freedom Mortgage Corp.
4,000	8.125	(a)	11/15/24	3,955
105,000	8.250	(a)	04/15/25	105,131

				908,076

Basic Industry – 0.4%
Ashland LLC
100,000	4.750		08/15/22	105,500

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Basic Industry – (continued)
CF Industries, Inc.
$70,000	3.450%		06/01/23	$ 71,837
70,000	5.150		03/15/34	76,672
CVR Partners LP / CVR Nitrogen Finance Corp.(a)
80,000	9.250		06/15/23	83,750

				337,759

Broadcasting – 4.1%
Clear Channel Worldwide Holdings, Inc.
282,000	9.250	(a)	02/15/24	311,258
150,000	5.125	(a)	08/15/27	157,125
Diamond Sports Group LLC / Diamond Sports Finance Co.
400,000	5.375	(a)	08/15/26	408,500
250,000	6.625	(a)	08/15/27	244,375
iHeartCommunications, Inc.
270,000	6.375		05/01/26	292,950
150,000	8.375		05/01/27	164,250
Nexstar Broadcasting, Inc.(a)
95,000	5.625		08/01/24	99,156
Sirius XM Radio, Inc.
150,000	4.625	(a)	07/15/24	157,500
150,000	5.375	(a)	04/15/25	156,562
28,000	5.375	(a)	07/15/26	29,680
345,000	5.000	(a)	08/01/27	364,838
100,000	5.500	(a)	07/01/29	107,750
TEGNA, Inc.(a)
150,000	5.000		09/15/29	150,938
Univision Communications, Inc.
370,000	5.125	(a)	05/15/23	365,837
107,000	5.125	(a)	02/15/25	103,389

				3,114,108

Building Materials – 0.7%
AECOM
163,000	5.125		03/15/27	175,225
American Builders & Contractors Supply Co., Inc.(a)
100,000	4.000		01/15/28	100,500
Beacon Roofing Supply, Inc.(a)
70,000	4.875		11/01/25	68,512

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Building Materials – (continued)
Griffon Corp.
$207,000	5.250%		03/01/22	$ 209,070

				553,307

Capital Goods – 4.6%
Ball Corp.
115,000	5.000		03/15/22	121,756
245,000	4.000		11/15/23	257,556
105,000	5.250		07/01/25	117,994
121,000	4.875		03/15/26	132,798
Berry Global, Inc.
70,000	5.500		05/15/22	71,138
263,000	4.500	(a)	02/15/26	266,616
Covanta Holding Corp.
125,000	5.875		07/01/25	131,249
101,000	6.000		01/01/27	106,609
Crown Americas LLC / Crown Americas Capital Corp. IV
150,000	4.500		01/15/23	157,125
Crown Americas LLC / Crown Americas Capital Corp. VI
100,000	4.750		02/01/26	105,375
Flex Acquisition Co., Inc.
60,000	6.875	(a)	01/15/25	57,450
44,000	7.875	(a)	07/15/26	42,130
Herc Holdings, Inc.(a)
160,000	5.500		07/15/27	167,800
LABL Escrow Issuer LLC
50,000	6.750	(a)	07/15/26	51,750
60,000	10.500	(a)	07/15/27	60,375
Mauser Packaging Solutions Holding Co.
334,000	5.500	(a)	04/15/24	343,185
185,000	7.250	(a)	04/15/25	176,364
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
414,000	5.125	(a)	07/15/23	424,867
106,000	7.000	(a)	07/15/24	109,975
Sealed Air Corp.
160,000	4.875	(a)	12/01/22	169,000
60,000	6.875	(a)	07/15/33	70,350
Sensata Technologies BV
85,000	4.875	(a)	10/15/23	90,419

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Capital Goods – (continued)
Sensata Technologies BV – (continued)
$179,000	5.000	%(a)	10/01/25	$ 195,110
Vertiv Group Corp.(a)
127,000	9.250		10/15/24	125,412

				3,552,403

Communications – 9.5%
AMC Networks, Inc.
120,000	4.750		12/15/22	121,650
70,000	5.000		04/01/24	70,437
Cablevision Systems Corp.
180,000	5.875		09/15/22	194,400
CCO Holdings LLC / CCO Holdings Capital Corp.
104,000	5.250		09/30/22	105,950
237,000	4.000	(a)	03/01/23	241,740
17,000	5.125	(a)	05/01/23	17,436
18,000	5.750		09/01/23	18,450
181,000	5.875	(a)	04/01/24	188,692
320,000	5.375	(a)	05/01/25	332,800
9,000	5.500	(a)	05/01/26	9,529
530,000	5.125	(a)	05/01/27	562,462
17,000	5.875	(a)	05/01/27	18,126
491,000	5.000	(a)	02/01/28	516,778
60,000	5.375	(a)	06/01/29	64,425
200,000	4.750	(a)	03/01/30	205,250
CSC Holdings LLC
4,000	5.250		06/01/24	4,320
300,000	10.875	(a)	10/15/25	338,250
200,000	5.500	(a)	04/15/27	214,500
200,000	5.375	(a)	02/01/28	212,000
200,000	7.500	(a)	04/01/28	225,750
480,000	5.750	(a)	01/15/30	505,200
DISH DBS Corp.
200,000	6.750		06/01/21	210,000
172,000	5.875		07/15/22	180,385
385,000	5.000		03/15/23	388,369
224,000	5.875		11/15/24	224,840
257,000	7.750		07/01/26	266,637

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Communications – (continued)
Lions Gate Capital Holdings LLC
$83,000	6.375	%(a)	02/01/24	$ 81,340
142,000	5.875	(a)	11/01/24	137,030
Live Nation Entertainment, Inc.(a)
150,000	4.750		10/15/27	155,438
Meredith Corp.
150,000	6.875		02/01/26	154,875
Netflix, Inc.
104,000	5.750		03/01/24	115,570
215,000	5.875		02/15/25	236,500
150,000	4.375		11/15/26	152,625
207,000	4.875		04/15/28	212,692
189,000	5.875		11/15/28	206,955
227,000	6.375		05/15/29	254,808
100,000	5.375	(a)	11/15/29	105,000

				7,251,209

Consumer Cyclical – 13.3%
Adient Global Holdings Ltd.(a)
200,000	4.875		08/15/26	170,750
ADT Security Corp. (The)
50,000	6.250		10/15/21	53,313
135,000	4.125		06/15/23	138,712
160,000	4.875	(a)	07/15/32	139,600
Allison Transmission, Inc.
97,000	5.000	(a)	10/01/24	99,910
120,000	4.750	(a)	10/01/27	124,200
AMC Entertainment Holdings, Inc.
100,000	5.750		06/15/25	93,500
50,000	6.125		05/15/27	45,125
APX Group, Inc.
60,000	8.750		12/01/20	59,025
103,000	7.875		12/01/22	102,742
Boyd Gaming Corp.
279,000	6.000		08/15/26	297,832
Caesars Resort Collection LLC / CRC Finco, Inc.(a)
411,000	5.250		10/15/25	424,871
Cedar Fair LP(a)
75,000	5.250		07/15/29	80,437

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Cinemark USA, Inc.
$4,000	5.125%		12/15/22	$ 4,065
50,000	4.875		06/01/23	51,062
Diamond Resorts International, Inc.(a)
104,000	7.750		09/01/23	107,380
ESH Hospitality, Inc.(a)
219,000	5.250		05/01/25	226,665
Guitar Center, Inc.(a)
75,000	9.500		10/15/21	70,313
Hanesbrands, Inc.(a)
398,000	4.625		05/15/24	420,885
Harland Clarke Holdings Corp.(a)
136,000	8.375		08/15/22	103,360
Hilton Domestic Operating Co., Inc.
314,000	4.250		09/01/24	320,280
60,000	4.875		01/15/30	63,750
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
117,000	4.625		04/01/25	120,656
155,000	4.875		04/01/27	164,688
Iron Mountain, Inc.
120,000	4.375	(a)	06/01/21	121,200
124,000	5.750		08/15/24	125,550
141,000	4.875	(a)	09/15/27	145,935
270,000	5.250	(a)	03/15/28	281,813
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp.(a)
110,000	6.750		11/15/21	112,613
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
236,000	5.000	(a)	06/01/24	246,030
120,000	5.250	(a)	06/01/26	127,650
L Brands, Inc.
30,000	5.625		02/15/22	31,725
202,000	5.250		02/01/28	188,113
Lennar Corp.
270,000	4.125		01/15/22	278,505
50,000	4.500		04/30/24	53,125
55,000	4.750		05/30/25	59,125
140,000	4.750		11/29/27	151,375
MGM Resorts International
208,000	6.625		12/15/21	226,200

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
MGM Resorts International – (continued)
$148,000	6.000%		03/15/23	$ 163,170
116,000	5.750		06/15/25	130,355
130,000	4.625		09/01/26	137,312
131,000	5.500		04/15/27	144,919
Navistar International Corp.(a)
245,000	6.625		11/01/25	253,881
Panther BF Aggregator 2 LP / Panther Finance Co., Inc.
174,000	6.250	(a)	05/15/26	184,440
210,000	8.500	(a)	05/15/27	215,250
Penske Automotive Group, Inc.
70,000	5.750		10/01/22	71,225
20,000	5.500		05/15/26	21,025
PetSmart, Inc.
200,000	7.125	(a)	03/15/23	181,500
150,000	5.875	(a)	06/01/25	147,000
100,000	8.875	(a)	06/01/25	89,500
Prime Security Services Borrower LLC / Prime Finance, Inc.
80,000	5.250	(a)	04/15/24	82,600
180,000	5.750	(a)	04/15/26	188,550
PulteGroup, Inc.
105,000	4.250		03/01/21	107,231
121,000	5.500		03/01/26	135,520
220,000	5.000		01/15/27	240,075
Ryman Hospitality Properties, Inc.(a)
100,000	4.750		10/15/27	103,375
Sabre GLBL, Inc.
155,000	5.375	(a)	04/15/23	159,650
70,000	5.250	(a)	11/15/23	72,100
Six Flags Entertainment Corp.(a)
368,000	4.875		07/31/24	382,720
Staples, Inc.
347,000	7.500	(a)	04/15/26	364,350
221,000	10.750	(a)	04/15/27	227,630
Tesla, Inc.(a)
255,000	5.300		08/15/25	246,713
Toll Brothers Finance Corp.
89,000	5.875		02/15/22	95,119
63,000	4.375		04/15/23	66,307

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Toll Brothers Finance Corp. – (continued)
$122,000	4.350%		02/15/28	$ 127,185
Wyndham Destinations, Inc.
100,000	5.750		04/01/27	108,054
Yum! Brands, Inc.(a)
75,000	4.750		01/15/30	78,000

				10,156,836

Consumer Noncyclical – 3.8%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
290,000	6.625		06/15/24	303,050
135,000	5.750		03/15/25	138,881
Allied Universal Holdco LLC / Allied Universal Finance Corp.(a)
140,000	6.625		07/15/26	148,750
Avantor, Inc.(a)
50,000	9.000		10/01/25	56,000
Centene Corp.
22,000	6.125		02/15/24	22,935
130,000	4.750		01/15/25	135,281
530,000	5.375	(a)	06/01/26	564,450
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.(a)
150,000	5.750		03/01/25	155,625
Envision Healthcare Corp.(a)
150,000	8.750		10/15/26	61,875
Fresh Market, Inc. (The)(a)
142,000	9.750		05/01/23	82,715
Hologic, Inc.(a)
230,000	4.375		10/15/25	238,338
Jaguar Holding Co. II / Pharmaceutical Product Development LLC(a)
219,000	6.375		08/01/23	227,760
MPH Acquisition Holdings LLC(a)
174,000	7.125		06/01/24	158,775
Polaris Intermediate Corp.(a)
120,000	8.500		12/01/22	99,900
RegionalCare Hospital Partners Holdings, Inc.(a)
118,000	8.250		05/01/23	126,260
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc.(a)
170,000	9.750		12/01/26	187,850
Rite Aid Corp.(a)
243,000	6.125		04/01/23	201,690

				2,910,135

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Consumer Products – 1.1%
Mattel, Inc.(a)
$382,000	6.750%		12/31/25	$ 401,578
Spectrum Brands, Inc.
162,000	5.750		07/15/25	170,100
Tempur Sealy International, Inc.
232,000	5.625		10/15/23	240,120

				811,798

Electric – 3.6%
Calpine Corp.
5,000	5.375		01/15/23	5,075
70,000	5.875	(a)	01/15/24	71,750
99,000	5.500		02/01/24	100,980
400,000	5.750		01/15/25	411,500
8,000	5.250	(a)	06/01/26	8,340
Clearway Energy Operating LLC
74,000	5.375		08/15/24	76,035
130,000	5.750		10/15/25	137,475
NextEra Energy Operating Partners LP
212,000	4.250	(a)	09/15/24	218,360
95,000	4.500	(a)	09/15/27	97,138
NRG Energy, Inc.
110,000	7.250		05/15/26	121,000
196,000	6.625		01/15/27	212,660
200,000	5.250	(a)	06/15/29	215,000
Talen Energy Supply LLC
220,000	10.500	(a)	01/15/26	187,275
60,000	7.250	(a)	05/15/27	61,725
TerraForm Power Operating LLC(a)
218,000	4.250		01/31/23	223,450
Vistra Operations Co. LLC
410,000	5.625	(a)	02/15/27	432,037
170,000	5.000	(a)	07/31/27	177,438

				2,757,238

Energy – 8.4%
Antero Resources Corp.
50,000	5.375		11/01/21	46,375
67,000	5.125		12/01/22	54,772
190,000	5.625		06/01/23	135,375
50,000	5.000		03/01/25	32,625

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Energy – (continued)
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
$151,000	10.000	%(a)	04/01/22	$ 145,337
80,000	7.000	(a)	11/01/26	62,000
Brazos Valley Longhorn LLC / Brazos Valley Longhorn Finance Corp.
125,000	6.875		02/01/25	96,250
California Resources Corp.(a)
268,000	8.000		12/15/22	76,380
Cheniere Energy Partners LP
200,000	5.250		10/01/25	206,260
100,000	5.625		10/01/26	105,500
200,000	4.500	(a)	10/01/29	201,250
Chesapeake Energy Corp.
95,000	7.000		10/01/24	49,875
171,000	8.000	(a)	03/15/26	80,370
CNX Resources Corp.(a)
180,000	7.250		03/14/27	152,100
Comstock Resources, Inc.
109,000	9.750		08/15/26	89,925
Covey Park Energy LLC / Covey Park Finance Corp.(a)
85,000	7.500		05/15/25	65,875
CrownRock LP / CrownRock Finance, Inc.(a)
280,000	5.625		10/15/25	278,600
DCP Midstream Operating LP
240,000	3.875		03/15/23	244,200
110,000	5.375		07/15/25	116,875
50,000	5.125		05/15/29	50,875
Denbury Resources, Inc.
30,000	9.000	(a)	05/15/21	26,550
188,000	9.250	(a)	03/31/22	155,570
Diamondback Energy, Inc.
100,000	5.375		05/31/25	105,312
Endeavor Energy Resources LP / EER Finance, Inc.
213,000	5.500	(a)	01/30/26	219,390
110,000	5.750	(a)	01/30/28	115,500
Extraction Oil & Gas, Inc.
50,000	7.375	(a)	05/15/24	23,000
75,000	5.625	(a)	02/01/26	34,312
Gulfport Energy Corp.
100,000	6.000		10/15/24	69,000

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Energy – (continued)
Gulfport Energy Corp. – (continued)
$218,000	6.375%		05/15/25	$ 144,425
Hilcorp Energy I LP / Hilcorp Finance Co.
110,000	5.750	(a)	10/01/25	95,975
120,000	6.250	(a)	11/01/28	101,400
Moss Creek Resources Holdings, Inc.
107,000	7.500	(a)	01/15/26	72,225
75,000	10.500	(a)	05/15/27	55,875
Murphy Oil Corp.
50,000	5.750		08/15/25	51,297
Oasis Petroleum, Inc.
100,000	6.875		03/15/22	94,000
60,000	6.250	(a)	05/01/26	43,500
Parsley Energy LLC / Parsley Finance Corp.(a)
250,000	5.375		01/15/25	255,938
PDC Energy, Inc.
50,000	6.125		09/15/24	50,000
80,000	5.750		05/15/26	75,400
QEP Resources, Inc.
91,000	5.375		10/01/22	89,407
75,000	5.625		03/01/26	68,438
Range Resources Corp.
146,000	5.000		08/15/22	139,065
80,000	4.875		05/15/25	65,600
SM Energy Co.
250,000	6.625		01/15/27	228,750
Southwestern Energy Co.
140,000	6.200		01/23/25	123,550
150,000	7.750		10/01/27	131,063
Transocean Poseidon Ltd.(a)
140,000	6.875		02/01/27	143,150
Transocean Proteus Ltd.(a)
187,500	6.250		12/01/24	189,375
Transocean Sentry Ltd.(a)
250,000	5.375		05/15/23	251,563
Transocean, Inc.
130,000	7.250	(a)	11/01/25	116,188
220,000	7.500	(a)	01/15/26	199,100
USA Compression Partners LP / USA Compression Finance Corp.
200,000	6.875		04/01/26	206,500

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Energy – (continued)
USA Compression Partners LP / USA Compression Finance Corp. – (continued)
$50,000	6.875	%(a)	09/01/27	$ 51,125
Whiting Petroleum Corp.
250,000	6.250		04/01/23	173,125
WPX Energy, Inc.
29,000	8.250		08/01/23	32,698
60,000	5.750		06/01/26	61,500
75,000	5.250		10/15/27	75,375

				6,425,060

Financial Company – 4.6%
BCD Acquisition, Inc.(a)
224,000	9.625		09/15/23	228,480
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
190,000	5.875		02/01/22	191,306
260,000	6.750		02/01/24	271,375
236,000	6.375		12/15/25	250,455
Nationstar Mortgage Holdings, Inc.(a)
192,000	8.125		07/15/23	206,160
Navient Corp.
70,000	5.875		03/25/21	72,583
132,000	7.250		09/25/23	146,766
16,000	5.875		10/25/24	17,116
63,000	6.750		06/25/25	68,357
90,000	6.750		06/15/26	96,556
Navient Corp., MTN
170,000	7.250		01/25/22	184,875
220,000	6.125		03/25/24	235,296
80,000	5.625		08/01/33	68,833
Quicken Loans, Inc.
8,000	5.750	(a)	05/01/25	8,318
272,000	5.250	(a)	01/15/28	283,029
Springleaf Finance Corp.
169,000	7.750		10/01/21	184,792
302,000	5.625		03/15/23	324,004
212,000	6.875		03/15/25	242,224
270,000	7.125		03/15/26	311,641
90,000	6.625		01/15/28	99,338

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Financial Company – (continued)
Vertiv Intermediate Holding Corp.(a)
$50,000	12.000%		02/15/22	$ 47,625

				3,539,129

Food and Beverage – 2.5%
Aramark Services, Inc.(a)
308,000	5.000		02/01/28	324,940
B&G Foods, Inc.
75,000	5.250		09/15/27	73,875
Golden Nugget, Inc.(a)
297,000	6.750		10/15/24	307,395
Lamb Weston Holdings, Inc.(a)
140,000	4.625		11/01/24	148,925
Performance Food Group, Inc.(a)
135,000	5.500		10/15/27	143,729
Post Holdings, Inc.
161,000	5.500	(a)	03/01/25	169,855
138,000	5.000	(a)	08/15/26	145,417
537,000	5.750	(a)	03/01/27	577,275
50,000	5.500	(a)	12/15/29	52,875

				1,944,286

Hardware – 0.6%
CDW LLC / CDW Finance Corp.
185,000	5.500		12/01/24	205,581
100,000	5.000		09/01/25	104,875
NCR Corp.
75,000	6.375		12/15/23	77,063
75,000	6.125	(a)	09/01/29	79,500

				467,019

Healthcare – 7.4%
CHS/Community Health Systems, Inc.
120,000	5.125		08/01/21	120,000
312,000	6.250		03/31/23	310,440
125,000	9.875	(a)	06/30/23	104,375
59,000	8.625	(a)	01/15/24	61,065
188,000	8.125	(a)	06/30/24	147,580
285,000	8.000	(a)	03/15/26	286,069
71,000	8.000	(a)	12/15/27	69,047
173,000	6.875	(a)	04/01/28	87,365

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare – (continued)
DaVita, Inc.
$410,000	5.125%		07/15/24	$ 422,300
Encompass Health Corp.
88,000	5.750		11/01/24	89,540
100,000	4.750		02/01/30	103,875
HCA, Inc.
470,000	7.500		02/15/22	521,700
159,000	5.375		02/01/25	176,092
120,000	5.875		02/15/26	136,050
275,000	5.375		09/01/26	305,250
260,000	5.625		09/01/28	295,425
120,000	5.875		02/01/29	137,850
IQVIA, Inc.(a)
200,000	5.000		05/15/27	211,000
Service Corp. International
70,000	5.375		05/15/24	72,275
125,000	4.625		12/15/27	130,000
Tenet Healthcare Corp.
210,000	8.125		04/01/22	230,738
194,000	6.750		06/15/23	210,975
575,000	4.625		07/15/24	595,125
300,000	5.125		05/01/25	309,750
172,000	7.000		08/01/25	181,675
200,000	6.250	(a)	02/01/27	215,000
100,000	5.125	(a)	11/01/27	105,000

				5,635,561

Household & Leisure – 0.1%
Prestige Brands, Inc.(a)
100,000	6.375		03/01/24	104,375

Insurance – 0.7%
Acrisure LLC / Acrisure Finance, Inc.
213,000	8.125	(a)	02/15/24	227,644
105,000	7.000	(a)	11/15/25	94,762
HUB International Ltd.(a)
217,000	7.000		05/01/26	223,510

				545,916

Internet & Data – 0.4%
Uber Technologies, Inc.
100,000	7.500	(a)	11/01/23	103,500

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Internet & Data – (continued)
Uber Technologies, Inc. – (continued)
$160,000	8.000	%(a)	11/01/26	$ 164,000

				267,500

Metals – 0.2%
Novelis Corp.(a)
150,000	5.875		09/30/26	157,875

Metals and Mining – 0.6%
Allegheny Technologies, Inc.
50,000	5.950		01/15/21	51,875
50,000	7.875		08/15/23	55,500
Cleveland-Cliffs, Inc.
200,000	4.875	(a)	01/15/24	206,500
150,000	5.875	(a)	06/01/27	145,125

				459,000

Natural Gas – 2.7%
AmeriGas Partners LP / AmeriGas Finance Corp.
181,000	5.500		05/20/25	194,122
133,000	5.750		05/20/27	145,469
Antero Midstream Partners LP / Antero Midstream Finance Corp.
75,000	5.750	(a)	03/01/27	59,625
87,000	5.750	(a)	01/15/28	67,860
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
108,000	6.250		04/01/23	108,675
50,000	5.750		04/01/25	50,250
138,000	5.625	(a)	05/01/27	134,032
Ferrellgas LP / Ferrellgas Finance Corp.
50,000	6.500		05/01/21	43,625
150,000	6.750		06/15/23	128,250
Genesis Energy LP / Genesis Energy Finance Corp.
290,000	6.750		08/01/22	284,925
NGL Energy Partners LP / NGL Energy Finance Corp.
231,000	7.500		11/01/23	222,337
NuStar Logistics LP
83,000	6.000		06/01/26	89,225
29,000	5.625		04/28/27	30,088
PBF Logistics LP / PBF Logistics Finance Corp.
42,000	6.875		05/15/23	43,313
Sunoco LP / Sunoco Finance Corp.
100,000	6.000		04/15/27	106,000

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Natural Gas – (continued)
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
$140,000	4.750	%(a)	10/01/23	$ 135,800
70,000	5.500	(a)	09/15/24	68,513
120,000	5.500	(a)	01/15/28	111,900

				2,024,009

Pharmaceuticals – 2.9%
Bausch Health Americas, Inc.
202,000	9.250	(a)	04/01/26	232,047
377,000	8.500	(a)	01/31/27	428,838
Bausch Health Cos., Inc.
102,000	5.500	(a)	03/01/23	103,148
61,000	5.875	(a)	05/15/23	61,915
259,000	7.000	(a)	03/15/24	272,274
379,000	6.125	(a)	04/15/25	395,108
172,000	5.500	(a)	11/01/25	180,170
246,000	5.750	(a)	08/15/27	267,832
12,000	7.000	(a)	01/15/28	13,200
113,000	7.250	(a)	05/30/29	127,407
Mallinckrodt International Finance SA
150,000	4.750		04/15/23	57,750
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
10,000	5.750	(a)	08/01/22	3,500
248,000	5.500	(a)	04/15/25	74,400

				2,217,589

REITs and Real Estate – 1.0%
CBL & Associates LP
170,000	5.250		12/01/23	123,887
41,000	5.950		12/15/26	27,060
Howard Hughes Corp. (The)(a)
178,000	5.375		03/15/25	187,345
Kennedy-Wilson, Inc.
183,000	5.875		04/01/24	188,719
Realogy Group LLC / Realogy Co.-Issuer Corp.
120,000	4.875	(a)	06/01/23	118,500
150,000	9.375	(a)	04/01/27	151,875

				797,386

Rental Equipment – 1.6%
Hertz Corp. (The)
103,000	7.625	(a)	06/01/22	107,635

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Rental Equipment – (continued)
Hertz Corp. (The) – (continued)
$92,000	5.500	%(a)	10/15/24	$ 93,840
United Rentals North America, Inc.
100,000	5.500		07/15/25	104,250
250,000	5.875		09/15/26	268,438
250,000	5.500		05/15/27	267,500
250,000	4.875		01/15/28	261,875
100,000	5.250		01/15/30	106,375

				1,209,913

Software – 3.0%
Banff Merger Sub, Inc.(a)
229,000	9.750		09/01/26	215,832
Dun & Bradstreet Corp. (The)
86,000	6.875	(a)	08/15/26	93,955
60,000	10.250	(a)	02/15/27	67,275
Infor US, Inc.
250,000	6.500		05/15/22	254,688
MSCI, Inc.
430,000	5.250	(a)	11/15/24	442,631
95,000	4.750	(a)	08/01/26	99,988
Rackspace Hosting, Inc.(a)
95,000	8.625		11/15/24	92,387
Refinitiv US Holdings, Inc.
190,000	6.250	(a)	05/15/26	207,812
171,000	8.250	(a)	11/15/26	191,734
Solera LLC / Solera Finance, Inc.(a)
220,000	10.500		03/01/24	229,900
SS&C Technologies, Inc.(a)
250,000	5.500		09/30/27	268,125
Uber Technologies, Inc.(a)
150,000	7.500		09/15/27	149,813

				2,314,140

Technology – 0.9%
Dell International LLC / EMC Corp.
172,000	5.875	(a)	06/15/21	174,795
156,000	7.125	(a)	06/15/24	165,165
Dell, Inc.
60,000	4.625		04/01/21	61,650
Verscend Escrow Corp.(a)
217,000	9.750		08/15/26	234,360

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Technology – (continued)
Xerox Corp.
$80,000	4.125%	03/15/23	$ 82,677

			718,647

Wireless – 6.0%
CSC Holdings LLC(a)
240,000	6.500	02/01/29	268,500
Hughes Satellite Systems Corp.
100,000	7.625	06/15/21	107,500
100,000	6.625	08/01/26	110,125
SBA Communications Corp.
150,000	4.875	09/01/24	156,094
Sprint Capital Corp.
285,000	6.875	11/15/28	304,594
220,000	8.750	03/15/32	263,175
Sprint Communications, Inc.
230,000	6.000	11/15/22	242,650
Sprint Corp.
220,000	7.250	09/15/21	234,300
317,000	7.875	09/15/23	349,492
315,000	7.125	06/15/24	339,806
293,000	7.625	02/15/25	320,103
170,000	7.625	03/01/26	187,000
T-Mobile USA, Inc.
450,000	4.000	04/15/22	463,500
163,000	6.000	03/01/23	166,871
58,000	6.500	01/15/24	60,247
120,000	6.000	04/15/24	125,100
335,000	5.125	04/15/25	347,144
5,000	6.500	01/15/26	5,369
115,000	5.375	04/15/27	123,194
130,000	4.750	02/01/28	136,338
ViaSat, Inc.(a)
225,000	5.625	04/15/27	241,031

			4,552,133

Wirelines – 2.1%
CenturyLink, Inc., Series W
250,000	6.750	12/01/23	279,375
CenturyLink, Inc., Series Y
200,000	7.500	04/01/24	225,500

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Wirelines – (continued)
Level 3 Financing, Inc.
$168,000	5.375%		08/15/22	$ 169,260
200,000	5.375		01/15/24	203,750
100,000	5.375		05/01/25	104,125
150,000	4.625	(a)	09/15/27	153,562
Zayo Group LLC / Zayo Capital, Inc.
150,000	6.000		04/01/23	154,313
122,000	6.375		05/15/25	126,422
150,000	5.750	(a)	01/15/27	153,938

				1,570,245

TOTAL CORPORATE OBLIGATIONS (Cost $68,999,188)				$69,747,023

Foreign Corporate Debt – 5.6%
Aerospace & Defense – 1.3%
Bombardier, Inc. (Canada)
$122,000	8.750	%(a)	12/01/21	$ 132,675
208,000	6.000	(a)	10/15/22	209,560
185,000	6.125	(a)	01/15/23	189,162
95,000	7.500	(a)	12/01/24	97,850
130,000	7.500	(a)	03/15/25	132,113
260,000	7.875	(a)	04/15/27	261,625

				1,022,985

Basic Industry – 0.5%
NOVA Chemicals Corp. (Canada)
10,000	5.250	(a)	08/01/23	10,200
280,000	5.000	(a)	05/01/25	282,450
75,000	5.250	(a)	06/01/27	76,313

				368,963

Communications – 0.3%
Videotron Ltd.(a) (Canada)
250,000	5.125		04/15/27	266,250

Consumer Cyclical – 1.0%
1011778 BC ULC / New Red Finance, Inc. (Canada)
280,000	4.250	(a)	05/15/24	288,050
420,000	5.000	(a)	10/15/25	437,325

				725,375

Energy – 0.7%
MEG Energy Corp. (Canada)
100,000	6.375	(a)	01/30/23	98,500

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Energy – (continued)
MEG Energy Corp. (Canada) – (continued)
$188,000	6.500	%(a)	01/15/25	$ 195,990
Seven Generations Energy Ltd. (Canada)
200,000	6.750	(a)	05/01/23	206,250
50,000	5.375	(a)	09/30/25	49,312

				550,052

Food – 0.3%
NBM US Holdings, Inc.(a) (Brazil)
200,000	7.000		05/14/26	213,500

Mining – 0.9%
First Quantum Minerals Ltd. (Zambia)
200,000	6.500	(a)	03/01/24	198,000
500,000	7.500	(a)	04/01/25	496,875

				694,875

Natural Gas – 0.1%
Parkland Fuel Corp.(a) (Canada)
100,000	5.875		07/15/27	108,125

Software – 0.5%
Open Text Corp. (Canada)
270,000	5.625	(a)	01/15/23	276,075
70,000	5.875	(a)	06/01/26	74,375

				350,450

TOTAL FOREIGN CORPORATE DEBT (Cost $4,176,687)				$ 4,300,575

Principal Amount	Dividend Rate			Value

Investment Company – 1.2%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
$910,013	1.613%			$ 910,013
(Cost $910,013)

TOTAL INVESTMENTS – 98.0% (Cost $74,085,888)				$74,957,611

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.0%				1,535,463

NET ASSETS – 100.0%				$76,493,074

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
LP	— Limited Partnership
MTN	— Medium Term Note
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACCESS INFLATION PROTECTED USD BOND ETF

Schedule of Investments

November 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Inflation Indexed Bonds – 99.7%
U.S. Treasury Inflation Indexed Bonds
$129,111	1.125%	01/15/21	$ 129,962
1,447,342	0.125	04/15/21	1,437,573
859,890	0.125	01/15/22	854,813
1,862,387	0.375	07/15/23	1,877,663
1,279,777	0.625	01/15/24	1,300,094
1,300,848	0.250	01/15/25	1,304,347
123,430	0.375	07/15/25	125,067
1,248,010	0.375	07/15/27	1,268,764
2,159,909	0.500	01/15/28	2,211,117
511,440	0.750	07/15/28	536,861
1,073,804	0.750	02/15/42	1,135,424
576,504	0.875	02/15/47	629,716
214,489	1.000	02/15/48	242,011

TOTAL INVESTMENTS – 99.7% (Cost $12,804,120)			$13,053,412

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%			43,529

NET ASSETS – 100.0%			$13,096,941

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments

November 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – 75.6%
Advertising – 0.1%
Omnicom Group, Inc. / Omnicom Capital, Inc.
$400,000	3.600%	04/15/26	$ 422,965

Aerospace & Defense – 2.1%
Boeing Co. (The)
540,000	2.700	02/01/27	548,271
1,000,000	2.950	02/01/30	1,032,490
100,000	3.900	05/01/49	111,592
General Dynamics Corp.
280,000	3.000	05/11/21	284,573
800,000	2.250	11/15/22	809,690
350,000	3.750	05/15/28	389,418
Lockheed Martin Corp.
50,000	2.900	03/01/25	52,025
310,000	4.070	12/15/42	357,291
90,000	3.800	03/01/45	100,906
180,000	4.700	05/15/46	227,956
400,000	4.090	09/15/52	471,872
Northrop Grumman Corp.
95,000	2.550	10/15/22	96,357
400,000	2.930	01/15/25	411,935
290,000	3.200	02/01/27	301,024
660,000	3.250	01/15/28	688,450
240,000	4.030	10/15/47	270,226
United Technologies Corp.
500,000	3.350	08/16/21	511,418
1,000,000	3.650	08/16/23	1,053,858
750,000	3.950	08/16/25	816,829
500,000	2.650	11/01/26	512,441
1,000,000	4.125	11/16/28	1,125,314
500,000	6.125	07/15/38	696,106
173,000	4.450	11/16/38	206,350
500,000	4.625	11/16/48	622,651

			11,699,043

Banks – 17.8%
American Express Co.
350,000	3.400	02/22/24	365,920
740,000	3.000	10/30/24	764,399
600,000	4.200	11/06/25	660,334
415,000	4.050	12/03/42	488,064

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
American Express Credit Corp., MTN
$560,000	3.300%		05/03/27	$ 599,625
Bank of America Corp.
(3M USD LIBOR + 0.790%)
1,042,000	3.004	(a)	12/20/23	1,063,940
(3M USD LIBOR + 0.780%)
135,000	3.550	(a)	03/05/24	139,885
(3M USD LIBOR + 0.810%)
400,000	3.366	(a)	01/23/26	418,318
(3M USD LIBOR + 1.512%)
540,000	3.705	(a)	04/24/28	576,548
(3M USD LIBOR + 1.040%)
868,000	3.419	(a)	12/20/28	910,639
310,000	6.110		01/29/37	414,618
(3M USD LIBOR + 1.814%)
900,000	4.244	(a)	04/24/38	1,039,594
370,000	7.750		05/14/38	568,929
Bank of America Corp., GMTN
1,405,000	3.300		01/11/23	1,454,375
50,000	3.500		04/19/26	53,025
(3M USD LIBOR + 1.370%)
340,000	3.593	(a)	07/21/28	360,543
Bank of America Corp., Series L
50,000	3.950		04/21/25	53,050
250,000	4.183		11/25/27	270,982
Bank of America Corp., MTN
474,000	5.000		05/13/21	494,099
(3M USD LIBOR + 0.630%)
180,000	3.499	(a)	05/17/22	183,537
50,000	2.503		10/21/22	50,575
(3M USD LIBOR + 1.160%)
960,000	3.124	(a)	01/20/23	979,545
240,000	4.000		04/01/24	256,852
710,000	4.200		08/26/24	760,922
850,000	4.000		01/22/25	903,054
580,000	3.875		08/01/25	622,504
(3M USD LIBOR + 1.090%)
1,250,000	3.093	(a)	10/01/25	1,288,898

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Bank of America Corp., MTN – (continued)
$50,000	4.450%		03/03/26	$ 54,784
400,000	4.250		10/22/26	436,180
880,000	3.248		10/21/27	918,674
(3M USD LIBOR + 1.575%)
600,000	3.824	(a)	01/20/28	645,854
(3M USD LIBOR + 1.070%)
150,000	3.970	(a)	03/05/29	163,140
(3M USD LIBOR + 1.310%)
1,000,000	4.271	(a)	07/23/29	1,113,161
(3M USD LIBOR + 1.210%)
500,000	3.974	(a)	02/07/30	547,596
(3M USD LIBOR + 1.320%)
440,000	4.078	(a)	04/23/40	499,674
370,000	5.875		02/07/42	523,369
544,000	5.000		01/21/44	704,145
Bank of New York Mellon Corp. (The), MTN
445,000	2.050		05/03/21	445,802
263,000	2.600		02/07/22	266,800
(3M USD LIBOR + 0.634%)
150,000	2.661	(a)	05/16/23	152,088
120,000	3.450		08/11/23	126,112
1,270,000	2.200		08/16/23	1,274,935
20,000	2.800		05/04/26	20,535
75,000	2.450		08/17/26	75,524
590,000	3.250		05/16/27	620,205
60,000	3.300		08/23/29	63,143
Bank of New York Mellon Corp. (The), Series G
640,000	3.000		02/24/25	666,897
BB&T Corp., MTN
140,000	2.150		02/01/21	140,199
160,000	2.050		05/10/21	160,075
240,000	2.750		04/01/22	243,924
500,000	3.050		06/20/22	510,809
840,000	3.750		12/06/23	884,636
605,000	2.850		10/26/24	621,177
Capital One Financial Corp.
200,000	3.450		04/30/21	203,597

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Capital One Financial Corp. – (continued)
$1,338,000	4.750%		07/15/21	$ 1,394,107
850,000	3.300		10/30/24	879,948
250,000	3.200		02/05/25	257,857
542,000	4.200		10/29/25	580,206
660,000	3.750		07/28/26	691,112
300,000	3.750		03/09/27	317,886
290,000	3.800		01/31/28	308,342
Citibank NA
(3M USD LIBOR + 0.530%)
780,000	3.165	(a)	02/19/22	790,378
(3M USD LIBOR + 0.596%)
770,000	2.844	(a)	05/20/22	778,609
910,000	3.650		01/23/24	964,345
Citigroup, Inc.
110,000	2.700		03/30/21	111,007
320,000	2.350		08/02/21	321,515
1,306,000	2.900		12/08/21	1,328,340
780,000	4.500		01/14/22	818,855
200,000	2.700		10/27/22	203,227
500,000	3.500		05/15/23	517,807
130,000	3.875		10/25/23	138,173
90,000	4.000		08/05/24	96,205
535,000	3.875		03/26/25	562,658
190,000	3.300		04/27/25	198,464
150,000	4.400		06/10/25	162,184
80,000	5.500		09/13/25	91,465
225,000	3.700		01/12/26	239,630
40,000	4.600		03/09/26	43,888
800,000	3.400		05/01/26	840,490
360,000	3.200		10/21/26	374,074
40,000	4.300		11/20/26	43,532
667,000	4.450		09/29/27	735,629
240,000	4.125		07/25/28	261,193
(3M USD LIBOR + 1.338%)
1,490,000	3.980	(a)	03/20/30	1,624,776
(SOFR + 1.422%)

860,000	2.976	(a)	11/05/30	871,493

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Citigroup, Inc. – (continued)
$240,000	6.625%		06/15/32	$ 317,712
660,000	8.125		07/15/39	1,089,808
230,000	6.675		09/13/43	334,109
150,000	5.300		05/06/44	188,717
310,000	4.650		07/30/45	379,981
240,000	4.750		05/18/46	286,804
(3M USD LIBOR + 1.839%)
620,000	4.281	(a)	04/24/48	734,742
320,000	4.650		07/23/48	398,467
Discover Bank
300,000	4.200		08/08/23	319,890
1,050,000	4.650		09/13/28	1,178,261
Discover Financial Services
149,000	4.100		02/09/27	159,700
Fifth Third Bancorp
750,000	4.300		01/16/24	805,740
330,000	8.250		03/01/38	508,965
Huntington Bancshares, Inc.
840,000	3.150		03/14/21	850,054
250,000	2.300		01/14/22	250,984
JPMorgan Chase & Co.
1,650,000	2.550		03/01/21	1,660,360
300,000	2.400		06/07/21	301,659
577,000	4.500		01/24/22	606,361
660,000	3.250		09/23/22	682,320
117,000	2.972		01/15/23	119,066
140,000	3.200		01/25/23	144,662
(3M USD LIBOR + 0.935%)
200,000	2.776	(a)	04/25/23	202,949
60,000	3.375		05/01/23	62,330
250,000	2.700		05/18/23	254,435
150,000	3.875		02/01/24	159,354
1,960,000	3.875		09/10/24	2,085,815
80,000	3.125		01/23/25	83,053
1,400,000	3.300		04/01/26	1,470,026
810,000	3.200		06/15/26	846,865
400,000	4.125		12/15/26	437,817
(3M USD LIBOR + 1.245%)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
JPMorgan Chase & Co. – (continued)
$200,000	3.960	%(a)	01/29/27	$ 216,462
870,000	4.250		10/01/27	962,866
540,000	3.625		12/01/27	569,780
(3M USD LIBOR + 1.337%)
215,000	3.782	(a)	02/01/28	231,673
(3M USD LIBOR + 1.380%)
700,000	3.540	(a)	05/01/28	740,679
(3M USD LIBOR + 1.160%)
836,000	3.702	(a)	05/06/30	903,675
550,000	6.400		05/15/38	790,808
(3M USD LIBOR + 1.360%)
750,000	3.882	(a)	07/24/38	823,771
175,000	5.500		10/15/40	234,891
110,000	5.600		07/15/41	151,213
180,000	5.400		01/06/42	239,359
400,000	5.625		08/16/43	538,299
150,000	4.850		02/01/44	190,773
230,000	4.950		06/01/45	290,451
(3M USD LIBOR + 1.580%)
460,000	4.260	(a)	02/22/48	545,086
(3M USD LIBOR + 1.380%)
650,000	3.964	(a)	11/15/48	739,469
(3M USD LIBOR + 1.220%)
500,000	3.897	(a)	01/23/49	566,481
JPMorgan Chase & Co., MTN
990,000	2.295		08/15/21	992,017
Morgan Stanley
260,000	5.750		01/25/21	270,832
1,535,000	2.750		05/19/22	1,556,664
(3M USD LIBOR + 0.847%)
1,600,000	3.737	(a)	04/24/24	1,672,940
200,000	5.000		11/24/25	225,268
30,000	3.625		01/20/27	31,899
486,000	3.950		04/23/27	521,588
798,000	6.375		07/24/42	1,180,595
370,000	4.300		01/27/45	432,678
130,000	4.375		01/22/47	155,313

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Morgan Stanley, GMTN
$674,000	2.500%		04/21/21	$ 678,009
1,245,000	5.500		07/28/21	1,312,597
40,000	3.125		01/23/23	41,101
300,000	3.750		02/25/23	314,439
25,000	3.700		10/23/24	26,492
160,000	4.000		07/23/25	172,652
730,000	3.875		01/27/26	787,524
300,000	4.350		09/08/26	327,520
Morgan Stanley, MTN
630,000	2.625		11/17/21	636,898
800,000	4.100		05/22/23	843,978
865,000	3.125		07/27/26	897,516
Morgan Stanley, Series F
1,055,000	3.875		04/29/24	1,121,858
PNC Bank NA
1,000,000	2.550		12/09/21	1,008,469
1,000,000	3.100		10/25/27	1,042,723
1,000,000	2.700		10/22/29	999,153
PNC Financial Services Group, Inc. (The)
800,000	3.300		03/08/22	821,897
950,000	2.600		07/23/26	961,417
State Street Corp.
(3M USD LIBOR + 0.635%)
870,000	2.653	(a)	05/15/23	884,466
828,000	3.100		05/15/23	855,759
545,000	3.700		11/20/23	581,047
60,000	3.300		12/16/24	63,242
300,000	3.550		08/18/25	321,464
180,000	2.650		05/19/26	183,478
Synchrony Financial
150,000	3.750		08/15/21	153,407
50,000	4.250		08/15/24	52,726
498,000	4.500		07/23/25	535,673
140,000	3.950		12/01/27	146,361
US Bancorp, MTN
50,000	2.350		01/29/21	50,253
1,000,000	3.000		03/15/22	1,024,290
550,000	3.700		01/30/24	584,528

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
US Bancorp, MTN – (continued)
$550,000	3.600%	09/11/24	$ 583,882
540,000	3.100	04/27/26	562,729
400,000	3.900	04/26/28	446,367
320,000	3.000	07/30/29	331,810
US Bancorp, Series X
375,000	3.150	04/27/27	395,236

			96,820,701

Basic Industry – 0.9%
Dow Chemical Co. (The)
700,000	4.375	11/15/42	736,642
DuPont de Nemours, Inc.
2,000,000	4.205	11/15/23	2,134,905
International Paper Co.
220,000	3.000	02/15/27	224,508
200,000	4.800	06/15/44	216,821
190,000	4.400	08/15/47	202,648
150,000	4.350	08/15/48	158,581
LYB International Finance BV
220,000	4.875	03/15/44	247,335
LyondellBasell Industries NV
200,000	4.625	02/26/55	211,550
Sherwin-Williams Co. (The)
90,000	2.750	06/01/22	91,411
500,000	3.450	06/01/27	528,193
260,000	4.500	06/01/47	297,524

			5,050,118

Broadcasting – 0.2%
Discovery Communications LLC
363,000	3.950	03/20/28	385,090
568,000	5.200	09/20/47	648,896

			1,033,986

Brokerage – 0.4%
BlackRock, Inc.
200,000	3.500	03/18/24	212,701
Intercontinental Exchange, Inc.
550,000	2.750	12/01/20	554,118
50,000	4.000	10/15/23	53,541
720,000	3.750	12/01/25	777,001

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Brokerage – (continued)
Intercontinental Exchange, Inc. – (continued)
$290,000	4.250%	09/21/48	$ 343,940

			1,941,301

Capital Goods – 1.5%
3M Co.
350,000	3.250	08/26/49	348,198
3M Co., MTN
450,000	4.000	09/14/48	504,460
Caterpillar Financial Services Corp.
520,000	1.700	08/09/21	517,628
Caterpillar, Inc.
50,000	3.900	05/27/21	51,436
130,000	3.400	05/15/24	137,635
80,000	5.200	05/27/41	104,584
130,000	3.803	08/15/42	147,046
550,000	3.250	09/19/49	566,344
Deere & Co.
480,000	2.600	06/08/22	487,978
320,000	3.900	06/09/42	364,910
General Electric Co.
1,400,000	2.700	10/09/22	1,411,583
40,000	4.125	10/09/42	42,172
170,000	4.500	03/11/44	188,252
General Electric Co., GMTN
400,000	6.750	03/15/32	517,721
200,000	6.150	08/07/37	249,814
224,000	6.875	01/10/39	300,891
General Electric Co., MTN
744,000	5.875	01/14/38	909,293
Honeywell International, Inc.
545,000	2.500	11/01/26	555,989
Illinois Tool Works, Inc.
50,000	2.650	11/15/26	51,445
John Deere Capital Corp., MTN
250,000	2.800	03/06/23	257,459
Waste Management, Inc.
510,000	2.950	06/15/24	526,633

			8,241,471

Communications – 4.1%
AT&T, Inc.
215,000	3.600	07/15/25	227,021

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Communications – (continued)
AT&T, Inc. – (continued)
$370,000	3.800%	02/15/27	$ 394,044
50,000	4.850	07/15/45	56,082
Charter Communications Operating LLC / Charter Communications Operating Capital
170,000	4.464	07/23/22	178,361
960,000	4.908	07/23/25	1,054,088
315,000	3.750	02/15/28	323,712
440,000	4.200	03/15/28	466,858
670,000	5.050	03/30/29	754,397
423,000	6.384	10/23/35	525,622
130,000	5.375	04/01/38	146,346
650,000	6.484	10/23/45	805,213
580,000	5.375	05/01/47	648,644
320,000	5.750	04/01/48	372,945
Comcast Corp.
700,000	3.125	07/15/22	722,326
1,616,000	3.700	04/15/24	1,720,844
225,000	3.375	02/15/25	237,712
100,000	3.375	08/15/25	105,824
200,000	3.150	03/01/26	210,042
700,000	4.150	10/15/28	788,006
1,140,000	4.250	10/15/30	1,311,437
825,000	4.250	01/15/33	949,573
650,000	7.050	03/15/33	933,929
100,000	4.200	08/15/34	115,565
140,000	3.900	03/01/38	155,626
500,000	4.600	10/15/38	598,579
1,720,000	3.250	11/01/39	1,748,384
300,000	4.750	03/01/44	366,123
230,000	3.400	07/15/46	236,190
500,000	3.969	11/01/47	554,430
1,092,000	4.700	10/15/48	1,359,680
205,000	4.049	11/01/52	232,827
821,000	4.950	10/15/58	1,070,949
NBCUniversal Media LLC
110,000	4.375	04/01/21	113,525
Time Warner Cable LLC
70,000	6.550	05/01/37	85,743

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Communications – (continued)
Time Warner Cable LLC – (continued)
$470,000	7.300%	07/01/38	$ 603,578
450,000	6.750	06/15/39	562,148
180,000	5.875	11/15/40	207,995
250,000	5.500	09/01/41	276,862
Time Warner Entertainment Co. LP
490,000	8.375	03/15/23	581,572
ViacomCBS, Inc.
108,000	4.250	09/01/23	114,766
240,000	6.875	04/30/36	319,806
216,000	4.375	03/15/43	223,218

			22,460,592

Consumer Cyclical – 7.3%
Amazon.com, Inc.
422,000	2.400	02/22/23	429,066
370,000	2.800	08/22/24	383,008
560,000	3.800	12/05/24	607,369
258,000	5.200	12/03/25	301,494
780,000	3.150	08/22/27	829,117
170,000	4.800	12/05/34	212,662
275,000	3.875	08/22/37	313,394
344,000	4.950	12/05/44	453,101
485,000	4.050	08/22/47	581,870
330,000	4.250	08/22/57	404,593
American Honda Finance Corp., GMTN
50,000	2.650	02/12/21	50,424
297,000	1.700	09/09/21	296,269
Costco Wholesale Corp.
734,000	2.300	05/18/22	743,123
400,000	3.000	05/18/27	422,295
Dollar Tree, Inc.
530,000	4.000	05/15/25	559,779
140,000	4.200	05/15/28	149,755
eBay, Inc.
150,000	2.875	08/01/21	151,831
250,000	2.600	07/15/22	252,190
250,000	2.750	01/30/23	253,628
50,000	3.450	08/01/24	52,127

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Ford Motor Co.
$300,000	4.346%	12/08/26	$ 302,078
370,000	7.450	07/16/31	430,423
320,000	4.750	01/15/43	279,532
320,000	5.291	12/08/46	295,667
Ford Motor Credit Co. LLC
300,000	5.750	02/01/21	309,681
300,000	3.336	03/18/21	301,659
555,000	5.875	08/02/21	581,134
520,000	5.596	01/07/22	547,512
250,000	4.375	08/06/23	257,604
300,000	3.664	09/08/24	297,832
1,150,000	4.063	11/01/24	1,157,515
376,000	4.134	08/04/25	375,390
General Motors Co.
340,000	5.000	10/01/28	363,120
550,000	6.600	04/01/36	640,839
300,000	6.250	10/02/43	332,341
328,000	5.400	04/01/48	332,502
200,000	5.950	04/01/49	218,321
General Motors Financial Co., Inc.
600,000	3.200	07/06/21	606,806
1,000,000	4.200	11/06/21	1,032,722
1,000,000	5.100	01/17/24	1,081,466
1,000,000	4.000	01/15/25	1,036,063
300,000	5.250	03/01/26	326,793
Home Depot, Inc. (The)
160,000	4.400	04/01/21	164,383
70,000	2.625	06/01/22	71,307
138,000	2.700	04/01/23	141,625
80,000	3.350	09/15/25	85,311
105,000	3.000	04/01/26	110,114
60,000	2.125	09/15/26	60,027
60,000	2.800	09/14/27	62,389
430,000	5.875	12/16/36	594,729
500,000	5.950	04/01/41	708,349
620,000	4.400	03/15/45	750,132
200,000	4.250	04/01/46	238,363

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Home Depot, Inc. (The) – (continued)
$290,000	3.900%	06/15/47	$ 330,621
130,000	3.500	09/15/56	138,078
Lowe’s Cos., Inc.
1,010,000	2.500	04/15/26	1,014,736
30,000	3.100	05/03/27	31,147
1,000,000	3.650	04/05/29	1,071,636
100,000	3.700	04/15/46	102,590
264,000	4.050	05/03/47	283,484
McDonald’s Corp., MTN
50,000	2.750	12/09/20	50,407
800,000	3.350	04/01/23	833,684
100,000	3.500	03/01/27	106,775
593,000	4.700	12/09/35	709,211
320,000	4.875	12/09/45	387,045
370,000	4.450	09/01/48	431,580
NIKE, Inc.
288,000	2.375	11/01/26	294,769
Starbucks Corp.
637,000	3.800	08/15/25	686,018
400,000	4.000	11/15/28	445,560
470,000	4.500	11/15/48	543,573
Target Corp.
620,000	3.500	07/01/24	663,471
350,000	4.000	07/01/42	401,897
140,000	3.625	04/15/46	154,676
80,000	3.900	11/15/47	92,623
Toyota Motor Credit Corp., MTN
170,000	2.950	04/13/21	172,586
800,000	2.150	09/08/22	805,912
Toyota Motor Credit Corp., GMTN
400,000	3.450	09/20/23	421,370
Visa, Inc.
650,000	3.150	12/14/25	688,561
555,000	2.750	09/15/27	580,149
270,000	4.150	12/14/35	321,927
600,000	4.300	12/14/45	740,025
280,000	3.650	09/15/47	315,619
Walmart, Inc.
80,000	1.900	12/15/20	80,124

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Walmart, Inc. – (continued)
$100,000	2.350%		12/15/22	$ 101,413
188,000	2.550		04/11/23	191,739
500,000	3.400		06/26/23	525,657
500,000	2.650		12/15/24	515,325
1,250,000	3.700		06/26/28	1,379,073
325,000	3.250		07/08/29	350,577
360,000	5.250		09/01/35	476,180
530,000	3.950		06/28/38	617,411
100,000	3.625		12/15/47	111,789
650,000	4.050		06/29/48	776,907

				39,486,749

Consumer Noncyclical – 7.7%
Abbott Laboratories
34,000	3.400		11/30/23	35,783
60,000	2.950		03/15/25	62,455
84,000	3.750		11/30/26	92,245
438,000	4.750		11/30/36	547,646
700,000	4.900		11/30/46	927,585
AbbVie, Inc.
1,790,000	2.900		11/06/22	1,822,492
337,000	3.600		05/14/25	353,691
190,000	3.200		05/14/26	195,639
350,000	4.250		11/14/28	385,538
1,750,000	3.200	(b)	11/21/29	1,779,642
734,000	4.500		05/14/35	813,283
150,000	4.300		05/14/36	160,602
1,250,000	4.050	(b)	11/21/39	1,300,033
210,000	4.400		11/06/42	226,218
250,000	4.450		05/14/46	270,074
725,000	4.875		11/14/48	832,292
1,320,000	4.250	(b)	11/21/49	1,383,294
Amgen, Inc.
540,000	3.875		11/15/21	556,680
145,000	2.650		05/11/22	147,000
100,000	3.625		05/22/24	105,843
430,000	2.600		08/19/26	435,726
650,000	3.200		11/02/27	685,616

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Amgen, Inc. – (continued)
$402,000	4.400%		05/01/45	$ 454,415
780,000	4.663		06/15/51	918,015
Becton Dickinson and Co.
300,000	3.700		06/06/27	321,386
400,000	4.685		12/15/44	469,489
400,000	4.669		06/06/47	482,249
Biogen, Inc.
307,000	3.625		09/15/22	319,537
900,000	4.050		09/15/25	978,259
270,000	5.200		09/15/45	329,173
Boston Scientific Corp.
300,000	4.550		03/01/39	354,098
200,000	4.700		03/01/49	244,427
Bristol-Myers Squibb Co.
130,000	3.250	(b)	08/15/22	134,327
500,000	3.625	(b)	05/15/24	528,387
580,000	3.875	(b)	08/15/25	627,720
600,000	3.450	(b)	11/15/27	642,093
50,000	3.900	(b)	02/20/28	54,875
1,520,000	3.400	(b)	07/26/29	1,635,507
350,000	4.125	(b)	06/15/39	405,970
380,000	5.000	(b)	08/15/45	488,550
320,000	4.550	(b)	02/20/48	393,074
500,000	4.250	(b)	10/26/49	593,383
Cardinal Health, Inc.
300,000	2.616		06/15/22	302,988
184,000	3.079		06/15/24	187,862
Eli Lilly & Co.
300,000	3.950		03/15/49	353,284
200,000	4.150		03/15/59	238,976
Johnson & Johnson
110,000	2.250		03/03/22	111,017
307,000	2.625		01/15/25	315,875
60,000	2.450		03/01/26	61,144
388,000	3.550		03/01/36	429,442
420,000	3.625		03/03/37	468,942
300,000	5.950		08/15/37	426,837
60,000	3.400		01/15/38	64,973

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Johnson & Johnson – (continued)
$70,000	3.700%	03/01/46	$ 79,999
395,000	3.750	03/03/47	453,676
Medtronic, Inc.
670,000	4.375	03/15/35	800,938
424,000	4.625	03/15/45	545,230
Merck & Co., Inc.
50,000	3.875	01/15/21	50,941
40,000	2.350	02/10/22	40,461
400,000	2.900	03/07/24	415,101
450,000	2.750	02/10/25	464,363
400,000	3.400	03/07/29	434,991
150,000	3.900	03/07/39	174,185
50,000	4.150	05/18/43	59,803
690,000	3.700	02/10/45	776,014
340,000	4.000	03/07/49	402,938
Mylan NV
400,000	3.950	06/15/26	416,102
Mylan, Inc.
300,000	5.200	04/15/48	325,680
Pfizer, Inc.
40,000	2.200	12/15/21	40,266
657,000	2.950	03/15/24	682,908
125,000	2.750	06/03/26	129,333
50,000	3.000	12/15/26	52,901
300,000	3.450	03/15/29	325,318
540,000	7.200	03/15/39	858,828
280,000	4.400	05/15/44	341,135
130,000	4.125	12/15/46	154,005
320,000	4.000	03/15/49	375,794
Philip Morris International, Inc.
112,000	1.875	02/25/21	111,870
100,000	2.500	11/02/22	101,416
50,000	3.250	11/10/24	52,469
670,000	3.375	08/11/25	706,115
20,000	2.750	02/25/26	20,306
440,000	6.375	05/16/38	609,785
100,000	4.375	11/15/41	111,219
30,000	3.875	08/21/42	31,451

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Philip Morris International, Inc. – (continued)
$645,000	4.125%	03/04/43	$ 699,527
50,000	4.250	11/10/44	55,808
Stryker Corp.
420,000	3.500	03/15/26	447,357
Thermo Fisher Scientific, Inc.
50,000	3.000	04/15/23	51,387
50,000	4.150	02/01/24	53,589
314,000	2.950	09/19/26	322,462
340,000	3.200	08/15/27	355,355
Walgreen Co.
50,000	3.100	09/15/22	50,808
Walgreens Boots Alliance, Inc.
550,000	3.300	11/18/21	559,551
174,000	3.800	11/18/24	180,447
350,000	3.450	06/01/26	355,590
450,000	4.800	11/18/44	465,725
Wyeth LLC
140,000	6.500	02/01/34	196,826
530,000	5.950	04/01/37	737,137
Zoetis, Inc.
790,000	3.000	09/12/27	808,668
100,000	4.700	02/01/43	120,632

			42,062,061

Consumer Products – 0.2%
Newell Brands, Inc.
150,000	4.200	04/01/26	154,929
Procter & Gamble Co. (The)
538,000	3.100	08/15/23	564,200
300,000	2.450	11/03/26	307,912

			1,027,041

Electric – 1.5%
Berkshire Hathaway Energy Co.
417,000	6.125	04/01/36	580,614
120,000	5.150	11/15/43	155,242
40,000	4.500	02/01/45	48,059
Duke Energy Corp.
680,000	1.800	09/01/21	677,932
400,000	2.650	09/01/26	402,243
375,000	3.750	09/01/46	394,068

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Electric – (continued)
Exelon Corp.
$600,000	4.450%	04/15/46	$ 679,379
Exelon Generation Co. LLC
225,000	6.250	10/01/39	278,913
FirstEnergy Corp., Series C
360,000	7.375	11/15/31	505,609
150,000	4.850	07/15/47	178,666
FirstEnergy Corp., Series B
255,000	3.900	07/15/27	273,706
Florida Power & Light Co.
500,000	3.950	03/01/48	578,565
MidAmerican Energy Co.
300,000	4.250	07/15/49	364,575
NextEra Energy Capital Holdings, Inc.
80,000	3.550	05/01/27	85,430
NiSource, Inc.
590,000	2.950	09/01/29	590,601
350,000	4.375	05/15/47	392,995
Sempra Energy
300,000	3.400	02/01/28	311,389
200,000	4.000	02/01/48	209,111
Southern California Edison Co.
100,000	4.650	10/01/43	114,696
300,000	4.000	04/01/47	317,028
Southern Co. (The)
90,000	2.350	07/01/21	90,385
260,000	3.250	07/01/26	269,684
630,000	4.400	07/01/46	705,536
Virginia Electric & Power Co., Series A
140,000	3.150	01/15/26	146,013

			8,350,439

Energy – 6.1%
Andeavor Logistics LP / Tesoro Logistics Finance Corp.
280,000	4.250	12/01/27	294,525
Baker Hughes a GE Co. LLC
190,000	5.125	09/15/40	220,752
Baker Hughes a GE Co. LLC / Baker Hughes Co.-Obligor, Inc.
575,000	3.337	12/15/27	596,385
BP Capital Markets America, Inc.
450,000	3.790	02/06/24	478,518
300,000	3.410	02/11/26	316,667

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Energy – (continued)
BP Capital Markets America, Inc. – (continued)
$50,000	3.119%	05/04/26	$ 52,179
60,000	3.017	01/16/27	61,997
520,000	4.234	11/06/28	585,652
Chevron Corp.
646,000	2.566	05/16/23	659,187
1,212,000	3.191	06/24/23	1,263,001
30,000	2.895	03/03/24	31,155
32,000	3.326	11/17/25	34,179
180,000	2.954	05/16/26	189,465
Concho Resources, Inc.
825,000	3.750	10/01/27	855,937
230,000	4.875	10/01/47	259,325
ConocoPhillips
580,000	6.500	02/01/39	844,164
ConocoPhillips Co.
250,000	4.950	03/15/26	288,522
100,000	4.300	11/15/44	116,335
ConocoPhillips Holding Co.
515,000	6.950	04/15/29	697,872
Devon Energy Corp.
190,000	5.600	07/15/41	231,141
190,000	4.750	05/15/42	213,475
Energy Transfer Operating LP
20,000	4.650	06/01/21	20,523
100,000	3.600	02/01/23	102,732
250,000	4.500	04/15/24	264,870
400,000	4.750	01/15/26	427,348
400,000	5.250	04/15/29	441,445
200,000	6.500	02/01/42	234,816
20,000	5.150	03/15/45	20,223
370,000	6.125	12/15/45	414,866
334,000	5.300	04/15/47	347,817
350,000	6.000	06/15/48	400,221
200,000	6.250	04/15/49	236,546
Enterprise Products Operating LLC
232,000	3.350	03/15/23	238,729
157,000	3.900	02/15/24	166,733
107,000	3.750	02/15/25	114,021

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Energy – (continued)
Enterprise Products Operating LLC – (continued)
$748,000	3.125%	07/31/29	$ 762,957
225,000	4.850	08/15/42	257,158
340,000	4.450	02/15/43	368,444
200,000	4.850	03/15/44	229,762
190,000	5.100	02/15/45	225,307
50,000	4.900	05/15/46	57,530
200,000	4.800	02/01/49	232,454
Enterprise Products Operating LLC(a), Series E
(3M USD LIBOR + 3.033%)
164,000	5.250	08/16/77	164,940
Exxon Mobil Corp.
773,000	2.222	03/01/21	777,020
100,000	2.397	03/06/22	101,665
1,700,000	2.019	08/16/24	1,704,711
525,000	3.043	03/01/26	553,277
60,000	3.567	03/06/45	65,068
370,000	4.114	03/01/46	438,347
550,000	3.095	08/16/49	551,638
Halliburton Co.
780,000	5.000	11/15/45	874,137
Kinder Morgan Energy Partners LP
10,000	3.500	03/01/21	10,129
50,000	5.500	03/01/44	56,979
Kinder Morgan Energy Partners LP, MTN
200,000	6.950	01/15/38	258,386
Kinder Morgan, Inc.
180,000	3.150	01/15/23	183,971
200,000	4.300	06/01/25	215,680
308,000	4.300	03/01/28	333,232
320,000	5.550	06/01/45	375,505
385,000	5.050	02/15/46	425,699
Kinder Morgan, Inc., GMTN
440,000	7.750	01/15/32	601,861
Marathon Petroleum Corp.
235,000	5.125	03/01/21	244,544
295,000	6.500	03/01/41	372,480
MPLX LP
1,000,000	4.500	07/15/23	1,059,572
50,000	4.875	06/01/25	54,197

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Energy – (continued)
MPLX LP – (continued)
$145,000	4.500%	04/15/38	$ 144,149
300,000	5.200	03/01/47	315,371
400,000	5.500	02/15/49	440,293
Phillips 66
250,000	4.300	04/01/22	264,295
210,000	3.900	03/15/28	227,945
140,000	4.650	11/15/34	165,131
360,000	5.875	05/01/42	487,033
110,000	4.875	11/15/44	134,050
Plains All American Pipeline LP / PAA Finance Corp.
250,000	3.600	11/01/24	255,170
110,000	4.650	10/15/25	116,937
240,000	4.500	12/15/26	253,344
Sabine Pass Liquefaction LLC
100,000	5.625	04/15/23	108,650
895,000	5.625	03/01/25	1,000,677
518,000	5.875	06/30/26	591,653
220,000	5.000	03/15/27	241,340
225,000	4.200	03/15/28	237,235
Sunoco Logistics Partners Operations LP
500,000	4.000	10/01/27	511,118
50,000	5.350	05/15/45	51,738
200,000	5.400	10/01/47	211,356
Valero Energy Corp.
657,000	3.400	09/15/26	679,711
500,000	4.000	04/01/29	534,956
Williams Cos., Inc. (The)
350,000	4.300	03/04/24	370,143
1,000,000	4.550	06/24/24	1,072,245
705,000	3.900	01/15/25	735,992
50,000	3.750	06/15/27	51,301
240,000	6.300	04/15/40	286,273
208,000	5.100	09/15/45	224,970

			32,991,049

Financial Company – 0.5%
GE Capital International Funding Co. Unlimited Co.
300,000	3.373	11/15/25	309,305
1,920,000	4.418	11/15/35	2,063,340

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Financial Company – (continued)
International Lease Finance Corp.
$375,000	5.875%		08/15/22	$ 408,971

				2,781,616

Food and Beverage – 2.3%
Coca-Cola Co. (The)
500,000	2.875		10/27/25	523,200
380,000	2.250		09/01/26	385,057
General Mills, Inc.
750,000	4.200		04/17/28	835,927
Keurig Dr Pepper, Inc.
265,000	3.551		05/25/21	270,494
178,000	4.057		05/25/23	188,127
210,000	4.597		05/25/28	238,564
Kraft Heinz Foods Co.
250,000	4.000		06/15/23	261,436
250,000	3.950		07/15/25	262,508
1,650,000	3.000		06/01/26	1,644,511
250,000	6.875		01/26/39	311,557
250,000	6.500		02/09/40	305,458
990,000	4.875	(b)	10/01/49	1,032,375
Molson Coors Brewing Co.
120,000	2.100		07/15/21	119,900
780,000	3.000		07/15/26	786,170
140,000	5.000		05/01/42	152,122
150,000	4.200		07/15/46	147,768
PepsiCo, Inc.
800,000	3.100		07/17/22	825,101
110,000	2.750		04/30/25	114,558
500,000	2.850		02/24/26	523,046
620,000	4.450		04/14/46	772,594
630,000	3.450		10/06/46	678,237
30,000	4.000		05/02/47	35,337
Sysco Corp.
200,000	3.300		07/15/26	210,215
60,000	3.250		07/15/27	62,519
Tyson Foods, Inc.
50,000	3.950		08/15/24	53,500
762,000	4.000		03/01/26	825,144
350,000	3.550		06/02/27	373,560

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Food and Beverage – (continued)
Tyson Foods, Inc. – (continued)
$290,000	4.550%		06/02/47	$ 334,410
300,000	5.100		09/28/48	374,671

				12,648,066

Healthcare – 4.8%
Aetna, Inc.
350,000	2.800		06/15/23	355,638
675,000	3.500		11/15/24	705,687
140,000	6.625		06/15/36	185,204
Anthem, Inc.
250,000	3.500		08/15/24	261,493
50,000	3.350		12/01/24	52,178
1,320,000	3.650		12/01/27	1,398,439
90,000	4.625		05/15/42	100,946
250,000	4.650		01/15/43	284,162
75,000	4.650		08/15/44	83,897
295,000	4.375		12/01/47	323,578
Cigna Corp.
1,000,000	3.000	(b)	07/15/23	1,016,018
1,400,000	4.125		11/15/25	1,510,146
1,000,000	4.375		10/15/28	1,105,942
750,000	4.900		12/15/48	889,990
CVS Health Corp.
550,000	2.125		06/01/21	550,794
548,000	2.750		12/01/22	556,447
680,000	3.700		03/09/23	708,364
849,000	4.000		12/05/23	899,350
579,000	4.100		03/25/25	622,558
100,000	3.875		07/20/25	106,471
1,027,000	4.300		03/25/28	1,118,928
1,370,000	4.780		03/25/38	1,556,054
245,000	5.300		12/05/43	289,275
578,000	5.125		07/20/45	685,454
1,310,000	5.050		03/25/48	1,551,452
DH Europe Finance II Sarl
500,000	3.250		11/15/39	507,604
300,000	3.400		11/15/49	311,692
HCA, Inc.
180,000	4.750		05/01/23	192,825

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Healthcare – (continued)
HCA, Inc. – (continued)
$890,000	5.000%	03/15/24	$ 970,100
270,000	5.250	04/15/25	300,712
150,000	5.250	06/15/26	168,375
425,000	4.500	02/15/27	458,469
354,000	4.125	06/15/29	374,797
700,000	5.125	06/15/39	780,500
145,000	5.500	06/15/47	168,744
UnitedHealth Group, Inc.
400,000	2.875	03/15/22	407,695
359,000	2.875	03/15/23	367,421
420,000	3.750	07/15/25	453,644
530,000	3.100	03/15/26	555,157
580,000	3.450	01/15/27	618,034
120,000	4.625	07/15/35	146,339
275,000	5.800	03/15/36	367,803
320,000	6.875	02/15/38	477,177
200,000	4.250	03/15/43	228,848
300,000	4.750	07/15/45	373,622
180,000	4.200	01/15/47	207,023
130,000	3.750	10/15/47	140,417
270,000	4.450	12/15/48	322,204
Zimmer Biomet Holdings, Inc.
320,000	3.550	04/01/25	336,007

			26,153,674

Insurance – 2.0%
American International Group, Inc.
1,015,000	3.750	07/10/25	1,080,829
715,000	3.900	04/01/26	768,602
300,000	3.875	01/15/35	320,310
602,000	4.500	07/16/44	685,077
American International Group, Inc.(a), Series A-9
(3M USD LIBOR + 2.868%)
200,000	5.750	04/01/48	217,979
AXA Equitable Holdings, Inc.
350,000	3.900	04/20/23	367,060
696,000	4.350	04/20/28	747,415
Berkshire Hathaway Finance Corp.
10,000	5.750	01/15/40	13,884

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance – (continued)
Berkshire Hathaway Finance Corp. – (continued)
$460,000	4.200%		08/15/48	$ 543,497
410,000	4.250		01/15/49	486,534
Berkshire Hathaway, Inc.
1,000,000	2.200		03/15/21	1,005,327
670,000	3.125		03/15/26	706,154
90,000	4.500		02/11/43	109,926
Brighthouse Financial, Inc.
450,000	4.700		06/22/47	409,587
MetLife, Inc.
50,000	3.600		04/10/24	53,058
240,000	6.375		06/15/34	339,145
170,000	5.700		06/15/35	229,288
350,000	5.875		02/06/41	482,025
410,000	4.125		08/13/42	464,929
229,000	4.875		11/13/43	284,399
120,000	4.050		03/01/45	135,999
100,000	4.600		05/13/46	122,947
Prudential Financial, Inc.
(3M USD LIBOR + 3.920%)
450,000	5.625	(a)	06/15/43	488,736
275,000	3.905		12/07/47	297,683
Prudential Financial, Inc., MTN
480,000	4.350		02/25/50	555,440

				10,915,830

Natural Gas – 0.2%
Cheniere Corpus Christi Holdings LLC
600,000	5.125		06/30/27	661,500
Sempra Energy
325,000	3.250		06/15/27	334,133

				995,633

REITs and Real Estate – 0.8%
Boston Properties LP
570,000	3.850		02/01/23	598,508
375,000	3.650		02/01/26	398,577
60,000	2.750		10/01/26	60,735
Equinix, Inc.
500,000	2.625		11/18/24	502,214
510,000	5.875		01/15/26	541,716
700,000	5.375		05/15/27	759,500

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
REITs and Real Estate – (continued)
GLP Capital LP / GLP Financing II, Inc.
$150,000	5.375%	04/15/26	$ 164,898
Simon Property Group LP
150,000	3.375	10/01/24	157,711
327,000	3.300	01/15/26	341,733
370,000	3.375	06/15/27	391,040
Welltower, Inc.
60,000	4.000	06/01/25	64,539
185,000	4.250	04/15/28	203,620

			4,184,791

Revenue – 0.1%
CommonSpirit Health
100,000	2.760	10/01/24	101,147
300,000	4.350	11/01/42	315,963

			417,110

Technology – 8.8%
Alphabet, Inc.
318,000	1.998	08/15/26	316,838
Apple, Inc.
1,187,000	2.250	02/23/21	1,193,213
140,000	2.850	05/06/21	142,080
215,000	1.550	08/04/21	214,100
1,950,000	2.500	02/09/22	1,983,539
2,088,000	2.100	09/12/22	2,105,374
30,000	3.000	02/09/24	31,197
814,000	3.450	05/06/24	864,801
430,000	2.850	05/11/24	445,016
350,000	2.450	08/04/26	355,297
110,000	3.000	06/20/27	115,920
355,000	2.900	09/12/27	370,666
410,000	3.000	11/13/27	430,819
230,000	4.500	02/23/36	281,575
287,000	3.850	05/04/43	320,899
550,000	4.450	05/06/44	671,333
200,000	3.450	02/09/45	211,821
380,000	4.375	05/13/45	459,533
400,000	4.650	02/23/46	504,650
644,000	3.850	08/04/46	728,009
160,000	4.250	02/09/47	191,121

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Technology – (continued)
Apple, Inc. – (continued)
$50,000	3.750%		11/13/47	$ 55,973
220,000	2.950		09/11/49	215,032
Broadcom Corp. / Broadcom Cayman Finance Ltd.
483,000	3.000		01/15/22	488,698
30,000	2.650		01/15/23	30,056
100,000	3.625		01/15/24	102,941
300,000	3.125		01/15/25	299,809
997,000	3.875		01/15/27	1,018,049
160,000	3.500		01/15/28	158,624
Broadcom, Inc.
150,000	3.625	(b)	10/15/24	153,956
360,000	4.250	(b)	04/15/26	377,335
800,000	4.750	(b)	04/15/29	854,242
Cisco Systems, Inc.
1,300,000	2.200		02/28/21	1,306,676
150,000	1.850		09/20/21	150,038
315,000	3.625		03/04/24	336,249
466,000	5.900		02/15/39	657,837
270,000	5.500		01/15/40	369,531
Dell International LLC / EMC Corp.
1,310,000	4.420	(b)	06/15/21	1,349,083
175,000	5.450	(b)	06/15/23	189,599
764,000	6.020	(b)	06/15/26	874,362
390,000	8.100	(b)	07/15/36	504,060
460,000	8.350	(b)	07/15/46	616,947
Fidelity National Information Services, Inc.
100,000	5.000		10/15/25	114,829
101,000	3.000		08/15/26	104,149
HP, Inc.
268,000	6.000		09/15/41	298,287
Intel Corp.
500,000	2.875		05/11/24	519,047
503,000	3.700		07/29/25	543,276
400,000	2.600		05/19/26	409,391
240,000	3.150		05/11/27	253,509
200,000	2.450		11/15/29	200,515
340,000	4.100		05/19/46	394,754
320,000	4.100		05/11/47	375,075

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Technology – (continued)
Intel Corp. – (continued)
$95,000	3.734%	12/08/47	$ 104,233
1,000,000	3.250	11/15/49	1,017,019
Microsoft Corp.
1,200,000	1.550	08/08/21	1,195,592
60,000	2.400	02/06/22	60,854
882,000	2.375	02/12/22	893,723
350,000	2.000	08/08/23	351,809
97,000	2.875	02/06/24	100,795
825,000	2.700	02/12/25	852,136
60,000	2.400	08/08/26	61,223
205,000	3.300	02/06/27	220,488
475,000	3.500	02/12/35	526,291
450,000	3.450	08/08/36	494,860
650,000	4.100	02/06/37	770,947
95,000	5.200	06/01/39	127,804
200,000	4.500	10/01/40	250,036
280,000	3.500	11/15/42	308,983
140,000	3.750	02/12/45	159,999
469,000	4.450	11/03/45	588,925
500,000	3.700	08/08/46	570,374
430,000	4.250	02/06/47	535,006
155,000	4.000	02/12/55	184,649
200,000	4.750	11/03/55	267,007
420,000	3.950	08/08/56	493,190
464,000	4.500	02/06/57	603,951
NVIDIA Corp.
290,000	3.200	09/16/26	303,999
Oracle Corp.
656,000	2.800	07/08/21	666,226
300,000	1.900	09/15/21	300,160
1,150,000	2.500	05/15/22	1,166,354
400,000	2.500	10/15/22	407,332
30,000	2.625	02/15/23	30,603
150,000	2.400	09/15/23	152,131
775,000	3.400	07/08/24	817,606
40,000	2.950	11/15/24	41,533
260,000	2.950	05/15/25	269,983

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Technology – (continued)
Oracle Corp. – (continued)
$950,000	2.650%	07/15/26	$ 971,663
80,000	3.250	11/15/27	85,085
440,000	4.300	07/08/34	515,035
200,000	3.900	05/15/35	224,860
420,000	3.850	07/15/36	465,796
245,000	3.800	11/15/37	270,491
312,000	6.500	04/15/38	452,763
220,000	5.375	07/15/40	286,833
300,000	4.125	05/15/45	336,993
440,000	4.000	07/15/46	494,680
670,000	4.000	11/15/47	750,937
200,000	4.375	05/15/55	237,454
QUALCOMM, Inc.
276,000	2.900	05/20/24	284,177
750,000	3.250	05/20/27	787,450
200,000	4.650	05/20/35	238,190
320,000	4.800	05/20/45	382,184
380,000	4.300	05/20/47	427,797
Texas Instruments, Inc.
422,000	4.150	05/15/48	511,145
VMware, Inc.
300,000	2.950	08/21/22	305,528

			48,184,612

Transportation – 1.5%
Burlington Northern Santa Fe LLC
490,000	4.450	03/15/43	581,008
130,000	4.900	04/01/44	163,251
150,000	4.550	09/01/44	181,123
460,000	4.150	04/01/45	529,180
350,000	3.900	08/01/46	389,756
CSX Corp.
550,000	3.250	06/01/27	579,937
30,000	3.800	03/01/28	32,709
190,000	3.800	11/01/46	201,827
FedEx Corp.
340,000	3.100	08/05/29	339,448
860,000	4.400	01/15/47	885,569
500,000	4.950	10/17/48	553,434

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Transportation – (continued)
Union Pacific Corp.
$530,000	4.163%	07/15/22	$ 556,886
450,000	3.950	09/10/28	496,962
50,000	4.375	09/10/38	57,675
390,000	4.500	09/10/48	469,162
300,000	4.300	03/01/49	350,590
310,000	3.799	10/01/51	333,946
United Parcel Service, Inc.
1,000,000	2.450	10/01/22	1,014,272
330,000	3.750	11/15/47	359,490

			8,076,225

Wireless – 4.6%
American Tower Corp.
50,000	4.000	06/01/25	53,486
400,000	3.375	10/15/26	416,191
75,000	3.800	08/15/29	80,125
AT&T, Inc.
161,000	2.800	02/17/21	162,447
650,000	3.200	03/01/22	665,146
50,000	3.000	06/30/22	51,017
230,000	2.625	12/01/22	233,265
450,000	3.600	02/17/23	469,455
25,000	3.800	03/01/24	26,411
60,000	3.900	03/11/24	63,819
410,000	3.950	01/15/25	438,324
440,000	3.400	05/15/25	460,389
280,000	4.125	02/17/26	302,415
400,000	4.250	03/01/27	436,942
560,000	4.100	02/15/28	606,877
895,000	4.350	03/01/29	987,155
520,000	4.300	02/15/30	570,803
85,000	4.500	05/15/35	94,088
551,000	5.250	03/01/37	654,426
340,000	4.850	03/01/39	386,712
360,000	6.000	08/15/40	456,856
90,000	5.350	09/01/40	108,084
100,000	6.375	03/01/41	132,997
320,000	5.550	08/15/41	389,647

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Wireless – (continued)
AT&T, Inc. – (continued)
$154,000	5.150%	03/15/42	$ 179,579
250,000	4.300	12/15/42	266,494
270,000	4.800	06/15/44	305,942
430,000	4.350	06/15/45	457,877
610,000	4.750	05/15/46	684,728
170,000	5.150	11/15/46	198,811
400,000	5.650	02/15/47	504,407
440,000	5.450	03/01/47	539,943
910,000	4.500	03/09/48	989,171
607,000	4.550	03/09/49	670,413
70,000	5.700	03/01/57	88,848
CC Holdings GS V LLC / Crown Castle GS III Corp.
500,000	3.849	04/15/23	524,233
Crown Castle International Corp.
250,000	4.875	04/15/22	264,961
190,000	5.250	01/15/23	207,075
60,000	3.150	07/15/23	61,648
210,000	4.450	02/15/26	229,426
130,000	3.650	09/01/27	137,200
Verizon Communications, Inc.
370,000	2.946	03/15/22	378,491
560,000	3.125	03/16/22	574,771
130,000	5.150	09/15/23	144,656
200,000	3.500	11/01/24	212,251
634,000	3.376	02/15/25	669,756
730,000	4.125	03/16/27	809,926
750,000	4.329	09/21/28	852,346
170,000	4.016	12/03/29	189,991
560,000	4.500	08/10/33	654,531
200,000	4.400	11/01/34	232,051
220,000	4.272	01/15/36	251,761
460,000	5.250	03/16/37	579,644
225,000	4.812	03/15/39	274,922
170,000	3.850	11/01/42	186,007
270,000	6.550	09/15/43	404,771
500,000	4.125	08/15/46	569,181
640,000	4.862	08/21/46	799,966

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Wireless – (continued)
Verizon Communications, Inc. – (continued)
$110,000	5.500%		03/16/47	$ 150,126
300,000	4.522		09/15/48	360,669
330,000	5.012		04/15/49	423,646
562,000	5.012		08/21/54	736,790
850,000	4.672		03/15/55	1,060,018

				25,074,104

Wirelines – 0.1%
AT&T, Inc.
450,000	4.900		08/15/37	514,207
110,000	5.150		02/15/50	131,756

				645,963

TOTAL CORPORATE OBLIGATIONS (Cost $391,180,462)				$411,665,140

Foreign Corporate Debt – 23.0%
Banks – 11.9%
Australia & New Zealand Banking Group Ltd., MTN (Australia)
$940,000	2.300%		06/01/21	$ 944,078
750,000	2.050		11/21/22	749,617
Australia & New Zealand Banking Group Ltd. (Australia)
360,000	2.550		11/23/21	363,922
Bank of Montreal, MTN (Canada)
120,000	1.900		08/27/21	119,942
1,100,000	2.900		03/26/22	1,121,689
200,000	2.550		11/06/22	203,122
Bank of Montreal, Series D (Canada)
928,000	3.100		04/13/21	942,337
Bank of Nova Scotia (The) (Canada)
1,000,000	2.000		11/15/22	998,763
1,530,000	3.400		02/11/24	1,601,011
Barclays PLC (United Kingdom)
472,000	3.250		01/12/21	476,981
200,000	3.684		01/10/23	204,541
(3M USD LIBOR + 1.400%)
500,000	4.610	(a)	02/15/23	521,417
(3M USD LIBOR + 1.356%)
700,000	4.338	(a)	05/16/24	735,126
690,000	3.650		03/16/25	713,026
1,140,000	4.375		01/12/26	1,224,179
400,000	4.950		01/10/47	462,893

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Banks – (continued)
BNP Paribas SA (France)
$1,130,000	5.000%		01/15/21	$ 1,167,304
BNP Paribas SA, MTN (France)
50,000	3.250		03/03/23	51,880
BPCE SA (France)
700,000	2.650		02/03/21	704,736
Cooperatieve Rabobank UA (Netherlands)
100,000	3.875		02/08/22	103,853
370,000	3.950		11/09/22	386,331
800,000	4.625		12/01/23	862,262
250,000	3.750		07/21/26	261,338
380,000	5.250		05/24/41	524,247
370,000	5.750		12/01/43	493,164
330,000	5.250		08/04/45	417,817
Credit Suisse AG (Switzerland)
670,000	3.000		10/29/21	682,352
Credit Suisse AG, MTN (Switzerland)
960,000	3.625		09/09/24	1,017,520
Credit Suisse Group Funding Guernsey Ltd. (Switzerland)
300,000	3.800		09/15/22	311,706
710,000	4.550		04/17/26	787,248
300,000	4.875		05/15/45	377,646
Deutsche Bank AG (Germany)
580,000	3.150		01/22/21	580,314
860,000	4.250		10/14/21	879,023
230,000	3.300		11/16/22	230,881
200,000	3.950		02/27/23	203,501
130,000	3.700		05/30/24	130,413
(SOFR + 2.581%)
500,000	3.961	(a)	11/26/25	504,330
Deutsche Bank AG, Series D (Germany)
310,000	5.000		02/14/22	322,386
Deutsche Bank AG, GMTN (Germany)
50,000	3.375		05/12/21	50,284
HSBC Holdings PLC (United Kingdom)
300,000	3.400		03/08/21	304,686
200,000	2.950		05/25/21	202,405
1,120,000	2.650		01/05/22	1,131,077
(3M USD LIBOR + 1.055%)
1,240,000	3.262	(a)	03/13/23	1,264,886

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Banks – (continued)
HSBC Holdings PLC (United Kingdom) – (continued)
$700,000	4.250%		03/14/24	$ 738,837
(3M USD LIBOR + 0.987%)
500,000	3.950	(a)	05/18/24	523,437
400,000	4.250		08/18/25	425,548
(3M USD LIBOR + 1.140%)
250,000	2.633	(a)	11/07/25	249,467
550,000	4.300		03/08/26	597,053
1,770,000	3.900		05/25/26	1,881,289
(3M USD LIBOR + 1.348%)
500,000	4.292	(a)	09/12/26	537,551
500,000	4.375		11/23/26	536,426
(3M USD LIBOR + 1.610%)
500,000	3.973	(a)	05/22/30	533,432
250,000	6.500		05/02/36	337,583
504,000	6.500		09/15/37	689,085
110,000	6.800		06/01/38	155,346
350,000	6.100		01/14/42	495,465
280,000	5.250		03/14/44	349,912
ING Groep NV (Netherlands)
798,000	3.150		03/29/22	815,918
500,000	4.100		10/02/23	530,867
200,000	3.950		03/29/27	214,841
750,000	4.550		10/02/28	846,974
630,000	4.050		04/09/29	693,785
Lloyds Bank PLC (United Kingdom)
250,000	3.300		05/07/21	254,217
Lloyds Banking Group PLC (United Kingdom)
250,000	3.000		01/11/22	253,714
1,100,000	4.050		08/16/23	1,160,999
200,000	3.900		03/12/24	209,848
200,000	4.500		11/04/24	212,374
300,000	4.582		12/10/25	320,963
525,000	3.750		01/11/27	551,365
1,180,000	4.375		03/22/28	1,292,900
200,000	5.300		12/01/45	240,878
200,000	4.344		01/09/48	212,075

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Banks – (continued)
Mitsubishi UFJ Financial Group, Inc. (Japan)
$350,000	2.950%		03/01/21	$ 353,720
1,000,000	2.623		07/18/22	1,012,439
1,180,000	2.665		07/25/22	1,194,833
950,000	3.850		03/01/26	1,017,969
230,000	3.677		02/22/27	245,410
150,000	3.287		07/25/27	156,667
950,000	3.961		03/02/28	1,039,426
Mizuho Financial Group, Inc. (Japan)
300,000	2.273		09/13/21	300,642
690,000	2.601		09/11/22	696,968
200,000	2.839		09/13/26	202,317
740,000	4.018		03/05/28	811,677
National Australia Bank Ltd. (Australia)
550,000	2.500		07/12/26	552,640
National Australia Bank Ltd., GMTN (Australia)
550,000	2.500		05/22/22	556,091
Royal Bank of Scotland Group PLC (United Kingdom)
(3M USD LIBOR + 1.480%)
960,000	3.498	(a)	05/15/23	977,114
325,000	6.100		06/10/23	356,217
(3M USD LIBOR + 1.762%)
1,525,000	4.269	(a)	03/22/25	1,609,922
(3M USD LIBOR + 1.754%)
345,000	4.892	(a)	05/18/29	386,178
(US 5 Year CMT T-Note + 2.100%)
1,130,000	3.754	(a)	11/01/29	1,133,491
(3M USD LIBOR + 1.905%)
500,000	5.076	(a)	01/27/30	570,436
Sumitomo Mitsui Financial Group, Inc. (Japan)
637,000	2.934		03/09/21	643,763
520,000	2.442		10/19/21	523,071
340,000	2.784		07/12/22	344,719
150,000	2.778		10/18/22	152,557
650,000	3.102		01/17/23	666,742
400,000	3.784		03/09/26	427,195
50,000	2.632		07/14/26	50,063
610,000	3.010		10/19/26	626,395
100,000	3.446		01/11/27	105,052

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)
Banks – (continued)
Sumitomo Mitsui Financial Group, Inc. (Japan) – (continued)
$150,000	3.364%	07/12/27	$ 157,220
Svenska Handelsbanken AB, MTN (Sweden)
844,000	2.450	03/30/21	848,667
840,000	3.350	05/24/21	856,350
Toronto-Dominion Bank (The), MTN (Canada)
900,000	1.900	12/01/22	895,479
2,000,000	2.650	06/12/24	2,042,144
Westpac Banking Corp. (Australia)
200,000	2.100	05/13/21	200,130
550,000	2.000	08/19/21	550,050
650,000	3.650	05/15/23	680,091
100,000	3.300	02/26/24	103,996
330,000	2.850	05/13/26	336,818
120,000	2.700	08/19/26	121,466

			64,704,508

Consumer Noncyclical – 1.7%
AstraZeneca PLC (United Kingdom)
250,000	2.375	06/12/22	252,156
710,000	3.375	11/16/25	753,341
410,000	3.125	06/12/27	428,603
280,000	4.000	01/17/29	313,600
330,000	6.450	09/15/37	469,265
80,000	4.375	11/16/45	95,465
160,000	4.375	08/17/48	192,600
BAT Capital Corp. (United Kingdom)
1,160,000	2.764	08/15/22	1,171,124
300,000	3.222	08/15/24	305,787
560,000	3.557	08/15/27	571,228
648,000	4.390	08/15/37	643,072
350,000	4.540	08/15/47	345,307
GlaxoSmithKline Capital PLC (United Kingdom)
68,000	2.850	05/08/22	69,452
240,000	3.375	06/01/29	257,856
GlaxoSmithKline Capital, Inc. (United Kingdom)
532,000	2.800	03/18/23	545,757
272,000	3.875	05/15/28	301,175
497,000	6.375	05/15/38	720,677

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)
Consumer Noncyclical – (continued)
Novartis Capital Corp. (Switzerland)
$75,000	2.400%	05/17/22	$ 76,123
300,000	3.000	11/20/25	315,564
800,000	3.100	05/17/27	845,250
220,000	4.400	05/06/44	273,333
Reynolds American, Inc. (United Kingdom)
70,000	4.450	06/12/25	75,041
110,000	5.700	08/15/35	126,344
95,000	5.850	08/15/45	107,837

			9,255,957

Consumer Products – 0.3%
Unilever Capital Corp. (United Kingdom)
1,350,000	4.250	02/10/21	1,386,217

Electric – 0.1%
Emera US Finance LP (Canada)
50,000	2.700	06/15/21	50,386
260,000	3.550	06/15/26	271,061
240,000	4.750	06/15/46	280,150

			601,597

Energy – 3.3%
BP Capital Markets PLC (United Kingdom)
2,210,000	3.561	11/01/21	2,276,972
20,000	2.500	11/06/22	20,327
20,000	3.535	11/04/24	21,317
200,000	3.279	09/19/27	210,105
Canadian Natural Resources Ltd. (Canada)
530,000	6.250	03/15/38	673,384
Cenovus Energy, Inc. (Canada)
590,000	4.250	04/15/27	619,532
200,000	6.750	11/15/39	250,157
325,000	5.400	06/15/47	371,762
Enbridge, Inc. (Canada)
120,000	4.000	10/01/23	127,091
1,500,000	3.125	11/15/29	1,512,059
Encana Corp. (Canada)
470,000	6.500	08/15/34	552,907
Equinor ASA (Norway)
430,000	3.150	01/23/22	440,999
100,000	3.950	05/15/43	112,624
160,000	4.800	11/08/43	203,754

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)
Energy – (continued)
Shell International Finance BV (Netherlands)
$425,000	1.750%	09/12/21	$ 424,163
180,000	3.250	05/11/25	189,732
60,000	2.875	05/10/26	62,155
500,000	2.500	09/12/26	505,585
2,000,000	2.375	11/07/29	1,971,920
660,000	4.125	05/11/35	767,642
630,000	6.375	12/15/38	914,809
190,000	5.500	03/25/40	257,110
375,000	4.550	08/12/43	455,307
440,000	4.375	05/11/45	530,020
160,000	4.000	05/10/46	183,486
Suncor Energy, Inc. (Canada)
350,000	6.500	06/15/38	479,303
Total Capital Canada Ltd. (France)
25,000	2.750	07/15/23	25,699
Total Capital International SA (France)
350,000	3.700	01/15/24	372,500
125,000	3.750	04/10/24	134,172
1,100,000	3.455	02/19/29	1,191,637
TransCanada PipeLines Ltd. (Canada)
390,000	4.250	05/15/28	427,085
50,000	4.625	03/01/34	56,141
260,000	6.200	10/15/37	335,897
200,000	7.625	01/15/39	295,026
160,000	6.100	06/01/40	207,628
190,000	4.875	05/15/48	221,858
300,000	5.100	03/15/49	362,817

			17,764,682

Financial Company – 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)
650,000	4.500	05/15/21	672,750
350,000	5.000	10/01/21	366,844
200,000	2.875	08/14/24	201,375
150,000	3.650	07/21/27	155,062

			1,396,031

Food and Beverage – 1.9%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium)
560,000	3.650	02/01/26	601,096

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)
Food and Beverage – (continued)
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium) – (continued)
$750,000	4.700%	02/01/36	$ 873,757
2,200,000	4.900	02/01/46	2,636,075
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
1,030,000	4.150	01/23/25	1,121,610
290,000	4.000	04/13/28	319,806
600,000	4.750	01/23/29	697,085
305,000	4.900	01/23/31	365,437
850,000	4.375	04/15/38	958,126
400,000	4.600	04/15/48	463,580
500,000	4.439	10/06/48	564,271
896,000	5.550	01/23/49	1,193,222
400,000	5.800	01/23/59	552,411
Diageo Investment Corp. (United Kingdom)
50,000	2.875	05/11/22	51,057

			10,397,533

Insurance – 0.2%
AXA SA (France)
220,000	8.600	12/15/30	319,630
Manulife Financial Corp.(a) (Canada)
(5 Year USD Swap + 1.647%)
500,000	4.061	02/24/32	518,028

			837,658

Internet – 0.4%
Alibaba Group Holding Ltd. (China)
1,338,000	3.125	11/28/21	1,360,905
300,000	3.400	12/06/27	312,160
236,000	4.200	12/06/47	265,125
270,000	4.400	12/06/57	310,905

			2,249,095

Lodging – 0.2%
Sands China Ltd. (Macau)
788,000	4.600	08/08/23	831,537

Media – 0.1%
Grupo Televisa SAB (Mexico)
300,000	6.125	01/31/46	368,344

Metals – 0.1%
ArcelorMittal (Luxembourg)
375,000	3.600	07/16/24	382,311

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)
Metals & Mining – 0.3%
BHP Billiton Finance USA Ltd. (Australia)
$150,000	4.125%	02/24/42	$ 174,270
390,000	5.000	09/30/43	509,103
Rio Tinto Finance USA Ltd. (Australia)
380,000	7.125	07/15/28	513,395
240,000	5.200	11/02/40	315,244
Rio Tinto Finance USA PLC (Australia)
80,000	4.125	08/21/42	91,720

			1,603,732

Mining – 0.4%
Barrick Gold Corp. (Canada)
350,000	5.250	04/01/42	423,937
Barrick North America Finance LLC (Canada)
50,000	5.700	05/30/41	62,807
170,000	5.750	05/01/43	219,695
Southern Copper Corp. (Peru)
230,000	7.500	07/27/35	309,035
150,000	6.750	04/16/40	195,371
290,000	5.250	11/08/42	325,995
240,000	5.875	04/23/45	293,456
Vale Overseas Ltd. (Brazil)
250,000	6.875	11/21/36	314,688
250,000	6.875	11/10/39	318,750

			2,463,734

Oil Company-Exploration & Production – 0.1%
CNOOC Finance 2013 Ltd. (China)
450,000	3.000	05/09/23	458,896
Nexen, Inc. (China)
250,000	6.400	05/15/37	350,965

			809,861

Oil Company-Integrated – 0.4%
Ecopetrol SA (Colombia)
520,000	5.875	09/18/23	574,600
263,000	4.125	01/16/25	275,164
205,000	5.375	06/26/26	226,653
70,000	7.375	09/18/43	93,013
530,000	5.875	05/28/45	608,175
SASOL Financing USA LLC (South Africa)
450,000	6.500	09/27/28	502,031

			2,279,636

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)
Telecommunications – 0.4%
America Movil SAB de CV (Mexico)
$784,000	3.125%	07/16/22	$ 803,503
425,000	3.625	04/22/29	453,068
340,000	6.125	03/30/40	465,693
400,000	4.375	04/22/49	464,507

			2,186,771

Wireless – 0.2%
Rogers Communications, Inc. (Canada)
650,000	4.300	02/15/48	730,803
200,000	4.350	05/01/49	226,100
300,000	3.700	11/15/49	309,674

			1,266,577

Wirelines – 0.7%
British Telecommunications PLC (United Kingdom)
310,000	9.625	12/15/30	473,657
Deutsche Telekom International Finance BV (Germany)
618,000	8.750	06/15/30	912,080
Telefonica Emisiones SA (Spain)
1,230,000	5.462	02/16/21	1,279,828
365,000	7.045	06/20/36	515,227
572,000	5.213	03/08/47	678,549
150,000	4.895	03/06/48	171,789
Telefonica Europe BV (Spain)
40,000	8.250	09/15/30	57,837

			4,088,967

TOTAL FOREIGN CORPORATE DEBT (Cost $120,472,716)			$124,874,748

Principal Amount	Dividend Rate	Value

Investment Company – 0.5%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
$ 2,857,399	1.613%	$ 2,857,399
(Cost $2,857,399)

TOTAL INVESTMENTS – 99.1% (Cost $514,510,577)		$539,397,287

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%		4,808,173

NET ASSETS – 100.0%		$544,205,460

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on November 30, 2019.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
GMTN	— Global Medium Term Note
LIBOR	— London Interbank Offered Rate
LP	— Limited Partnership
MTN	— Medium Term Note
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF

Schedule of Investments

November 30, 2019 (Unaudited)

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Bills – 71.4%
U.S. Treasury Bills
$6,575,000	1.553%	01/02/20	$ 6,566,196
8,778,000	1.554	01/02/20	8,766,246
2,200,000	1.560	01/02/20	2,197,054
5,035,000	1.568	01/02/20	5,028,258
5,830,000	1.594	01/02/20	5,822,193
3,168,000	1.676	01/02/20	3,163,758
3,180,000	1.697	01/02/20	3,175,742
10,070,000	1.764	01/02/20	10,056,516
497,000,000	1.824	01/02/20	496,334,505
1,710,000	1.836	01/02/20	1,707,710
798,000	1.844	01/02/20	796,931
1,482,000	1.849	01/02/20	1,480,016
3,648,000	1.863	01/02/20	3,643,115
4,218,000	1.873	01/02/20	4,212,352
4,560,000	1.892	01/02/20	4,553,894
1,140,000	1.895	01/02/20	1,138,473
1,140,000	1.896	01/02/20	1,138,474
2,280,000	1.901	01/02/20	2,276,947
3,762,000	1.907	01/02/20	3,756,963
2,508,000	1.908	01/02/20	2,504,642
3,762,000	1.922	01/02/20	3,756,963
1,710,000	1.954	01/02/20	1,707,710
1,710,000	1.984	01/02/20	1,707,710
11,172,000	1.995	01/02/20	11,157,040
990,000	2.042	01/02/20	988,674
143,532,400	2.062	01/02/20	143,340,207
66,000	2.113	01/02/20	65,912
858,000	2.131	01/02/20	856,851
2,508,000	2.182	01/02/20	2,504,642
3,234,000	2.257	01/02/20	3,229,670
1,023,000	2.320	01/02/20	1,021,630
1,302,000	2.331	01/02/20	1,300,257
330,000	2.344	01/02/20	329,558
990,000	2.386	01/02/20	988,674
528,000	2.389	01/02/20	527,293
496,000	2.397	01/02/20	495,336
13,333,900	2.399	01/02/20	13,316,046

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$1,612,000	2.403%	01/02/20	$ 1,609,842
372,000	2.405	01/02/20	371,502
135,133,000	2.409	01/02/20	134,952,054
1,054,000	2.412	01/02/20	1,052,589
1,736,000	2.419	01/02/20	1,733,675
171,265,700	1.537	02/27/20	170,622,098
1,300,000	1.543	02/27/20	1,295,115
3,795,000	1.546	02/27/20	3,780,739
1,600,000	1.548	02/27/20	1,593,987
109,264,600	1.595	02/27/20	108,853,993
2,530,000	1.597	02/27/20	2,520,493
768,000	1.653	02/27/20	765,114
768,000	1.665	02/27/20	765,114
2,432,000	1.750	02/27/20	2,422,861
2,600,000	1.854	02/27/20	2,590,229
1,430,000	1.865	02/27/20	1,424,626
1,300,000	1.872	02/27/20	1,295,115
197,455,000	1.875	02/27/20	196,712,981
650,000	1.878	02/27/20	647,557
181,300	1.879	02/27/20	180,619
1,625,000	1.889	02/27/20	1,618,893
2,275,000	1.561	03/26/20	2,263,736
1,729,000	1.563	03/26/20	1,720,439
3,003,000	1.564	03/26/20	2,988,131
2,002,000	1.580	03/26/20	1,992,087
33,647,100	1.585	03/26/20	33,480,500
1,092,000	1.645	03/26/20	1,086,593
1,092,000	1.667	03/26/20	1,086,593
3,458,000	1.744	03/26/20	3,440,878
292,039,400	1.875	03/26/20	290,593,399
969,000	1.524	04/23/20	962,986
1,683,000	1.540	04/23/20	1,672,554
1,275,000	1.544	04/23/20	1,267,087
33,572,700	1.550	04/23/20	33,364,328
1,122,000	1.566	04/23/20	1,115,036
165,756,000	1.594	04/23/20	164,727,219
969,000	1.569	05/21/20	961,831

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$1,275,000	1.571%	05/21/20	$ 1,265,567
1,683,000	1.576	05/21/20	1,670,549
1,122,000	1.599	05/21/20	1,113,699
100,407,100	1.600	05/21/20	99,664,276
612,000	1.638	05/21/20	607,472
612,000	1.642	05/21/20	607,472
765,000	1.720	05/21/20	759,340
1,938,000	1.722	05/21/20	1,923,662
357,000	1.734	05/21/20	354,359
663,000	1.752	05/21/20	658,095
2,040,000	1.774	05/21/20	2,024,908
1,632,000	1.780	05/21/20	1,619,926
1,122,000	1.781	05/21/20	1,113,699
510,000	1.801	05/21/20	506,227
1,020,000	1.803	05/21/20	1,012,454
1,887,000	1.804	05/21/20	1,873,040
765,000	1.828	05/21/20	759,340
1,275,000	1.834	05/21/20	1,265,567
408,000	1.870	05/21/20	404,982
4,998,000	1.871	05/21/20	4,961,024
1,683,000	1.886	05/21/20	1,670,549
1,275,000	1.887	05/21/20	1,265,568
690,000	1.959	05/21/20	684,895
113,133,700	1.985	05/21/20	112,296,723
15,239,400	1.997	05/21/20	15,126,657
10,000	2.008	05/21/20	9,926
598,000	2.018	05/21/20	593,576
380,000	2.058	05/21/20	377,189
490,000	2.133	05/21/20	486,375
12,916,500	2.304	05/21/20	12,820,942
931,000	1.558	06/18/20	922,972
1,225,000	1.559	06/18/20	1,214,436
1,617,000	1.561	06/18/20	1,603,056
1,078,000	1.603	06/18/20	1,068,704
588,000	1.630	06/18/20	582,929
588,000	1.637	06/18/20	582,929
735,000	1.714	06/18/20	728,662

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$1,862,000	1.717%	06/18/20	$ 1,845,943
1,960,000	1.737	06/18/20	1,943,098
1,078,000	1.743	06/18/20	1,068,704
343,000	1.744	06/18/20	340,042
637,000	1.749	06/18/20	631,507
1,568,000	1.778	06/18/20	1,554,479
980,000	1.781	06/18/20	971,549
490,000	1.793	06/18/20	485,775
1,813,000	1.805	06/18/20	1,797,366
735,000	1.817	06/18/20	728,662
1,225,000	1.833	06/18/20	1,214,436
392,000	1.845	06/18/20	388,620
4,802,000	1.849	06/18/20	4,760,591
490,000	1.868	06/18/20	485,775
1,617,000	1.870	06/18/20	1,603,056
735,000	1.885	06/18/20	728,662
35,545,400	1.962	06/18/20	35,238,880
225,000	1.963	06/18/20	223,060
100,415,500	1.988	06/18/20	99,549,584
195,000	2.002	06/18/20	193,318
51,241,300	1.591	11/05/20	50,493,390

TOTAL U.S. TREASURY BILLS (Cost $2,416,182,426)			$2,417,594,994

U.S. Treasury Notes – 28.5%
U.S. Treasury Notes
$220,298,200	2.375%	04/30/20	$ 220,926,395
222,137,000	2.000	07/31/20	222,648,956
171,679,800	1.375	08/31/20	171,287,485
130,543,700	1.375	09/15/20	130,237,739

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Notes – (continued)
U.S. Treasury Notes (continued)
$221,958,500	1.625%	10/15/20	$ 221,837,116

TOTAL U.S. TREASURY NOTES (Cost $967,188,279)			$ 966,937,691

TOTAL INVESTMENTS – 99.9%
(Cost $3,383,370,705)			$3,384,532,685

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%			3,646,951

NET ASSETS – 100.0%			$3,388,179,636

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments

November 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – 34.8%
FHLMC REMIC Series 2003-2682, Class FB(a) (1M USD LIBOR + 0.900%)
$339,066	2.665%	10/15/33	$ 344,011
FHLMC REMIC Series 2007-3298, Class FC(a) (1M USD LIBOR + 0.420%)
535,481	2.185	04/15/37	535,137
FHLMC REMIC Series 2007-3314, Class FC(a) (1M USD LIBOR + 0.400%)
50,059	2.165	12/15/36	50,018
FHLMC REMIC Series 2007-3371, Class FA(a) (1M USD LIBOR + 0.600%)
218,402	2.365	09/15/37	220,077
FHLMC REMIC Series 2011-3895, Class FM(a) (1M USD LIBOR + 0.350%)
533,728	2.115	12/15/40	532,119
FHLMC REMIC Series 2012-4040, Class FW(a) (1M USD LIBOR + 0.370%)
949,265	2.135	05/15/32	944,792
FHLMC REMIC Series 2012-4068, Class UF(a) (1M USD LIBOR + 0.500%)
524,009	2.265	06/15/42	523,384
FHLMC REMIC Series 2012-4098, Class MF(a) (1M USD LIBOR + 0.300%)
887,568	2.065	11/15/41	881,238
FHLMC REMIC Series 2013-4238, Class FT(a) (1M USD LIBOR + 0.350%)
220,470	2.115	08/15/43	219,790
FHLMC REMIC Series 2013-4248, Class FL(a) (1M USD LIBOR + 0.450%)
171,829	2.215	05/15/41	171,916
FHLMC REMIC Series 2013-4263, Class FB(a) (1M USD LIBOR + 0.400%)
122,454	2.165	11/15/43	122,356
FHLMC REMIC Series 2013-4272, Class FD(a) (1M USD LIBOR + 0.350%)
134,550	2.115	11/15/43	134,016
FHLMC STRIPS Series 2006-239, Class F22(a) (1M USD LIBOR + 0.350%)
353,429	2.115	08/15/36	352,516
FHLMC STRIPS Series 2006-239, Class F30(a) (1M USD LIBOR + 0.300%)
883,572	2.065	08/15/36	880,742
FHLMC STRIPS Series 2013-311, Class F1(a) (1M USD LIBOR + 0.550%)
494,464	2.315	08/15/43	495,250
FNMA REMIC Series 2004-54, Class FL(a) (1M USD LIBOR + 0.400%)
231,977	2.108	07/25/34	231,982
FNMA REMIC Series 2005-120, Class FE(a) (1M USD LIBOR + 0.520%)
756,912	2.228	01/25/36	759,210
FNMA REMIC Series 2006-104, Class PF(a) (1M USD LIBOR + 0.400%)
182,755	2.108	11/25/36	182,658
FNMA REMIC Series 2006-16, Class FC(a) (1M USD LIBOR + 0.300%)
259,399	2.008	03/25/36	258,252
FNMA REMIC Series 2006-36, Class FB(a) (1M USD LIBOR + 0.300%)
138,249	2.008	05/25/36	137,610

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – (continued)
FNMA REMIC Series 2006-42, Class PF(a) (1M USD LIBOR + 0.410%)
$204,616	2.118%	06/25/36	$ 205,081
FNMA REMIC Series 2006-61, Class FD(a) (1M USD LIBOR + 0.360%)
338,199	2.068	07/25/36	337,422
FNMA REMIC Series 2006-79, Class DF(a) (1M USD LIBOR + 0.350%)
794,858	2.058	08/25/36	792,945
FNMA REMIC Series 2007-35, Class PF(a) (1M USD LIBOR + 0.250%)
135,462	1.958	04/25/37	134,559
FNMA REMIC Series 2007-67, Class FB(a) (1M USD LIBOR + 0.320%)
967,982	2.028	07/25/37	964,192
FNMA REMIC Series 2007-75, Class AF(a) (1M USD LIBOR + 0.270%)
363,200	1.978	08/25/37	361,214
FNMA REMIC Series 2008-1, Class CF(a) (1M USD LIBOR + 0.700%)
84,383	2.408	02/25/38	85,097
FNMA REMIC Series 2010-116, Class FE(a) (1M USD LIBOR + 0.400%)
382,025	2.108	10/25/40	381,744
FNMA REMIC Series 2010-141, Class FB(a) (1M USD LIBOR + 0.470%)
223,680	2.178	12/25/40	223,949
FNMA REMIC Series 2010-15, Class FJ(a) (1M USD LIBOR + 0.930%)
705,216	2.638	06/25/36	713,903
FNMA REMIC Series 2010-39, Class FG(a) (1M USD LIBOR + 0.920%)
447,404	2.628	03/25/36	455,927
FNMA REMIC Series 2010-49, Class FB(a) (1M USD LIBOR + 0.750%)
354,396	2.458	05/25/40	358,624
FNMA REMIC Series 2011-5, Class PF(a) (1M USD LIBOR + 0.600%)
1,055,755	2.308	11/25/40	1,057,604
FNMA REMIC Series 2011-53, Class FT(a) (1M USD LIBOR + 0.580%)
310,053	2.288	06/25/41	310,919
FNMA REMIC Series 2011-87, Class FJ(a) (1M USD LIBOR + 0.550%)
654,787	2.258	09/25/41	657,442
FNMA REMIC Series 2012-37, Class BF(a) (1M USD LIBOR + 0.500%)
294,683	2.208	12/25/35	295,503
FNMA REMIC Series 2013-10, Class KF(a) (1M USD LIBOR + 0.300%)
209,181	2.008	02/25/43	207,612
FNMA REMIC Series 2013-130, Class FB(a) (1M USD LIBOR + 0.450%)
269,864	2.158	01/25/44	269,791
FNMA REMIC Series 2013-19, Class DF(a) (1M USD LIBOR + 0.300%)
2,474,393	2.008	09/25/41	2,465,639
FNMA REMIC Series 2013-2, Class QF(a) (1M USD LIBOR + 0.500%)
155,283	2.208	02/25/43	155,394

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – (continued)
FNMA REMIC Series 2015-27, Class KF(a) (1M USD LIBOR + 0.300%)
$217,844	2.008%	05/25/45	$ 216,971
FNMA REMIC Series 2015-87, Class BF(a) (1M USD LIBOR + 0.300%)
823,439	2.008	12/25/45	818,046
GNMA Series 2005-4, Class FA(a) (1M USD LIBOR + 0.370%)
746,352	2.133	01/16/35	745,169
GNMA Series 2007-59, Class FA(a) (1M USD LIBOR + 0.500%)
238,817	2.224	10/20/37	239,671
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7, Class A3
283,977	2.655	02/15/46	288,088

TOTAL MORTGAGE-BACKED SECURITIES (Cost $20,595,651)			$20,719,580

Asset- Backed Securities – 22.2%
American Express Credit Account Master Trust, Series 2017-2, Class A(a) (1M USD LIBOR + 0.450%)
$135,000	2.215%	09/16/24	$ 135,564
American Express Credit Account Master Trust, Series 2019-3, Class A
1,070,000	2.000	04/15/25	1,074,131
Atlas Senior Loan Fund III Ltd., Series 2013-1A, Class AR(a)(b) (3M USD LIBOR + 0.830%) (Cayman Islands)
250,000	2.734	11/17/27	249,437
Atrium XII, Series 2017-12A, Class AR(a)(b) (3M USD LIBOR + 0.830%) (Cayman Islands)
265,000	2.783	04/22/27	264,634
BA Credit Card Trust, Series 2018-A3, Class A3
500,000	3.100	12/15/23	510,181
Brazos Higher Education Authority, Inc., Series 2005-3, Class A16(a) (3M USD LIBOR + 0.200%)
184,977	2.306	06/25/26	184,001
Brazos Higher Education Authority, Inc., Series 2006-2, Class A10(a) (3M USD LIBOR + 0.120%)
556,253	2.226	06/25/26	549,180
Brazos Higher Education Authority, Inc., Series 2011-1, Class A2(a) (3M USD LIBOR + 0.800%)
221,863	2.710	02/25/30	222,141
Brazos Higher Education Authority, Inc., Series 2011-2, Class A2(a) (3M USD LIBOR + 0.850%)
137,681	2.790	07/25/29	137,629
California Street CLO XII Ltd., Series 2013-12A, Class AR(a)(b) (3M USD LIBOR + 1.030%) (Cayman Islands)
261,929	3.031	10/15/25	261,980

Principal Amount	Interest Rate	Maturity Date	Value

Asset- Backed Securities – (continued)
Capital One Multi-Asset Execution Trust, Series 2016-A7, Class A7(a) (1M USD LIBOR + 0.510%)
$300,000	2.275%	09/16/24	$ 301,365
Crown Point CLO 5 Ltd., Series 2018-5A, Class A(a)(b) (3M USD LIBOR + 0.940%) (Cayman Islands)
300,000	2.942	07/17/28	297,659
Crown Point CLO 6 Ltd., Series 2018-6A, Class A1(a)(b) (3M USD LIBOR + 1.170%) (Cayman Islands)
300,000	3.136	10/20/28	298,641
Discover Card Execution Note Trust, Series 2017-A7, Class A7(a) (1M USD LIBOR + 0.360%)
150,000	2.125	04/15/25	149,893
Dryden XXV Senior Loan Fund, Series 2012-25A, Class ARR(a)(b) (3M USD LIBOR + 0.900%) (Cayman Islands)
300,000	2.886	10/15/27	300,011
Edsouth Indenture No 2 LLC, Series 2012-1, Class A1(a)(b) (1M USD LIBOR + 1.150%)
436,637	2.858	09/25/40	437,631
Educational Funding of the South, Inc., Series 2011-1, Class A2(a) (3M USD LIBOR + 0.650%)
931,350	2.590	04/25/35	923,379
Evergreen Credit Card Trust, Series 2019-1, Class A(a)(b) (1M USD LIBOR + 0.480%) (Canada)
500,000	2.245	01/15/23	501,178
Evergreen Credit Card Trust, Series 2019-2, Class A(b) (Canada)
150,000	1.900	09/15/24	149,635
Ford Credit Auto Owner Trust, Series 2017-1, Class A(b)
950,000	2.620	08/15/28	960,946
Gallatin CLO VIII Ltd., Series 2017-1A, Class A(a)(b) (3M USD LIBOR + 1.050%) (Cayman Islands)
597,716	3.051	07/15/27	597,778
Goal Capital Funding Trust, Series 2010-1, Class A(a)(b) (3M USD LIBOR + 0.700%)
451,329	2.610	08/25/48	454,014
Golden Credit Card Trust, Series 2018-1A, Class A(b) (Canada)
100,000	2.620	01/15/23	100,685
LCM XX LP, Series 2018-20A, Class AR(a)(b) (3M USD LIBOR + 1.040%) (Cayman Islands)
300,000	3.006	10/20/27	300,393
Nelnet Student Loan Trust, Series 2016-1A, Class A(a)(b) (1M USD LIBOR + 0.800%)
113,150	2.508	09/25/65	112,894

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset- Backed Securities – (continued)
North Texas Higher Education Authority, Inc., Series 2010-1, Class A2(a) (3M USD LIBOR + 0.900%)
$280,000	2.999%	07/01/30	$ 279,269
Northstar Education Finance, Inc., Series 2012-1, Class A(a)(b) (1M USD LIBOR + 0.700%)
217,594	2.408	12/26/31	216,562
Octagon Investment Partners 25 Ltd., Series 2018-1A, Class AR(a)(b) (3M USD LIBOR + 0.800%) (Cayman Islands)
350,000	2.766	10/20/26	350,057
Panhandle-Plains Higher Education Authority, Inc., Series 2011-1, Class A3(a) (3M USD LIBOR + 0.950%)
180,405	3.049	10/01/37	180,399
Pennsylvania Higher Education Assistance Agency, Series 2009-1, Class A1(a) (3M USD LIBOR + 0.900%)
197,224	2.840	07/25/29	198,930
Recette CLO Ltd., Series 2015-1A, Class AR(a)(b) (3M USD LIBOR + 0.920%) (Cayman Islands)
217,710	2.886	10/20/27	217,637
Rhode Island Student Loan Authority, Series 2012-1, Class A1(a) (1M USD LIBOR + 0.900%)
198,724	2.610	07/01/31	196,804
SLC Student Loan Trust, Series 2007-1, Class A4(a) (3M USD LIBOR + 0.060%)
465,114	1.970	05/15/29	456,129
SLC Student Loan Trust, Series 2010-1, Class A(a) (3M USD LIBOR + 0.875%)
216,554	2.785	11/25/42	217,336
Sound Point CLO XIV Ltd., Series 2016-3A, Class AR(a)(b) (3M USD LIBOR + 1.150%) (Cayman Islands)
400,000	3.084	01/23/29	399,994
Toyota Auto Receivables Owner Trust, Series 2017-C, Class A4
300,000	1.980	12/15/22	300,174
Utah State Board of Regents, Series 2016-1, Class A(a) (1M USD LIBOR + 0.750%)
212,126	2.573	09/25/56	210,733
Venture XVI CLO Ltd., Series 2014-16A, Class ARR(a)(b) (3M USD LIBOR + 0.850%) (Cayman Islands)
200,000	2.851	01/15/28	199,452
Voya CLO Ltd., Series 2015-1A, Class A1R(a)(b) (3M USD LIBOR + 0.900%) (Cayman Islands)
300,000	2.903	01/18/29	298,356

TOTAL ASSET- BACKED SECURITIES (Cost $13,191,468)			$13,196,812

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – 20.4%
Banks – 10.9%
Bank of America Corp.(a), GMTN
(3M USD LIBOR + 0.660%)
$750,000	2.369%	07/21/21	$ 751,069
Capital One Financial Corp.
650,000	3.450	04/30/21	661,497
Citigroup, Inc.
710,000	2.350	08/02/21	712,940
Citizens Bank NA/Providence RI
550,000	2.550	05/13/21	553,568
Discover Bank
250,000	3.200	08/09/21	254,020
JPMorgan Chase & Co.
750,000	4.350	08/15/21	779,109
Manufacturers & Traders Trust Co.(a)
(3M USD LIBOR + 0.640%)
675,000	2.547	12/01/21	674,757
Morgan Stanley(a)
(3M USD LIBOR + 1.180%)
440,000	3.146	01/20/22	444,432
Morgan Stanley, GMTN
200,000	5.500	07/28/21	210,973
Regions Bank/Birmingham AL(a)
(3M USD LIBOR + 0.500%)
450,000	3.374	08/13/21	453,733
Regions Financial Corp.
250,000	3.200	02/08/21	253,011
Wells Fargo Bank NA(a)
(3M USD LIBOR + 0.510%)
750,000	2.463	10/22/21	752,460

			6,501,569

Brokerage – 0.8%
TD Ameritrade Holding Corp.(a) (3M USD LIBOR + 0.430%)
463,000	2.339	11/01/21	463,749

Consumer Cyclical – 0.6%
Marriott International, Inc.(a) (3M USD LIBOR + 0.650%)
350,000	2.535	03/08/21	351,192

Consumer Non-cyclical – 0.5%
AbbVie, Inc.(a)(b) (3M USD LIBOR + 0.460%)
325,000	2.355	11/19/21	325,581

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Electric – 0.5%
Southern Co. (The)
$300,000	2.350%	07/01/21	$ 301,089

Energy – 1.7%
Kinder Morgan Energy Partners LP
465,000	5.000	10/01/21	484,449
MPLX LP(a)
(3M USD LIBOR + 0.900%)
500,000	2.785	09/09/21	501,815

			986,264

Financial Company – 0.8%
Air Lease Corp.
450,000	2.500	03/01/21	451,556

Food and Beverage – 0.8%
Keurig Dr Pepper, Inc.
440,000	3.551	05/25/21	448,931

Healthcare – 0.8%
CVS Health Corp.
450,000	2.125	06/01/21	450,565

Insurance – 0.4%
Marsh & McLennan Cos., Inc.
250,000	4.800	07/15/21	259,342

Technology – 0.6%
Hewlett Packard Enterprise Co.(a) (3M USD LIBOR + 0.720%)
350,000	2.763	10/05/21	350,297

Transportation – 0.4%
Penske Truck Leasing Co. LP / PTL Finance Corp.(b)
250,000	3.300	04/01/21	253,350

Wireless – 1.6%
AT&T, Inc.
450,000	3.875	08/15/21	463,746
Verizon Communications, Inc.(a)
(3M USD LIBOR + 1.000%)
500,000	3.119	03/16/22	507,739

			971,485

TOTAL CORPORATE OBLIGATIONS
(Cost $12,117,822)			$12,114,970

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – 14.4%
Banks – 11.6%
ABN AMRO Bank NV(b) (Netherlands)
$200,000	3.400%	08/27/21	$ 204,421
Banque Federative du Credit Mutuel SA(b) (France)
550,000	2.500%	04/13/21	553,547
BPCE SA(a), MTN (France)
(3M USD LIBOR + 0.880%)
250,000	2.787	05/31/22	251,558
Commonwealth Bank of Australia(b) (Australia)
600,000	2.050	09/18/20	600,481
Credit Agricole SA/London(a)(b) (France)
(3M USD LIBOR + 1.180%)
650,000	3.279	07/01/21	659,194
ING Groep NV(a) (Netherlands)
(3M USD LIBOR + 1.150%)
200,000	3.254	03/29/22	202,487
Mizuho Financial Group, Inc.(a) (Japan)
(3M USD LIBOR + 0.940%)
600,000	2.854	02/28/22	604,870
MUFG Bank Ltd.(b) (Japan)
400,000	2.850	09/08/21	404,600
National Australia Bank Ltd.(a)(b) (Australia)
(3M USD LIBOR + 0.890%)
250,000	2.900	01/10/22	253,036
Nordea Bank Abp(b) (Finland)
600,000	2.250	05/27/21	602,077
Skandinaviska Enskilda Banken AB(b) (Sweden)
550,000	2.625	11/17/20	552,798
Societe Generale SA(b) (France)
500,000	5.200	04/15/21	520,895
Sumitomo Mitsui Financial Group, Inc. (Japan)
427,000	2.442	10/19/21	429,814
Svenska Handelsbanken AB (Sweden)
250,000	1.875	09/07/21	249,544
UBS Group AG(a)(b) (Switzerland)
(3M USD LIBOR + 1.780%)
450,000	3.766	04/14/21	458,739
Westpac Banking Corp.(a) (Australia)
(3M USD LIBOR + 0.850%)
350,000	2.753	08/19/21	353,303

			6,901,364

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Consumer Cyclical – 2.0%
Daimler Finance North America LLC(a)(b) (Germany)
(3M USD LIBOR + 0.550%)
$450,000	2.452%		05/04/21	$ 450,397
Volkswagen Group of America Finance LLC (Germany)
(3M USD LIBOR + 0.860%)
500,000	2.972	(a)(b)	09/24/21	503,050
(3M USD LIBOR + 0.940%)
250,000	2.841	(a)(b)	11/12/21	251,425

				1,204,872

Consumer Non-cyclical – 0.8%
Bayer US Finance II LLC(b) (Germany)
450,000	3.500		06/25/21	458,073

TOTAL FOREIGN CORPORATE DEBT
(Cost $8,563,450)				$8,564,309

U.S. Treasury Note – 4.1%
U.S. Treasury Floating Rate Note (3M USD T-Bill + 0.043%)
$2,450,000	1.609	%(c)	07/31/20	$2,449,649

TOTAL U.S. TREASURY NOTE (Cost $2,448,640)				$2,449,649
U.S. Treasury Bill – 2.7%

U.S. Treasury Bill – 2.7%
U.S. Treasury Bill
$1,595,000	1.573	%(c)	05/21/20	$1,583,226

TOTAL U.S. TREASURY BILL (Cost $1,583,297)				$1,583,226

Principal Amount	Dividend Rate	Value

Investment Company – 1.0%(d)
Goldman Sachs Financial Square Government Fund – Institutional Shares
$ 599,094	1.613%	$ 599,094
(Cost $599,094)

TOTAL INVESTMENTS – 99.6%
(Cost $59,099,422)		$59,227,640

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%		217,742

NET ASSETS – 100.0%		$59,445,382

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on November 30, 2019.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

(d)	Represents an affiliated issuer.

Investment Abbreviations:
GMTN	— Global Medium Term Note
LIBOR	— London Interbank Offered Rate
LP	— Limited Partnership
MTN	— Medium Term Note

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management’s (“GSAM”) assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

Fair Value Hierarchy — The following is a summary of the Fund’s investments classified in the fair value hierarchy as of November 30, 2019:

ACCESS HIGH YIELD CORPORATE BOND ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$69,747,023	$—
Foreign Corporate Debt	—	4,300,575	—
Investment Company	910,013	—	—

Total	$910,013	$74,047,598	$—

ACCESS INFLATION PROTECTED USD BOND ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S. Treasury Inflation Indexed Bonds	$13,053,412	$—	$—

Total	$13,053,412	$—	$—

ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$411,665,140	$—
Foreign Corporate Debt	—	124,874,748	—
Investment Company	2,857,399	—	—

Total	$2,857,399	$536,539,888	$—

ACCESS TREASURY 0-1 YEAR ETF

Investment Type	Level 1	Level 2	Level 3

Assets
U.S. Treasury Securities	$3,384,532,685	$—	$—

Total	$3,384,532,685	$—	$—

ACCESS ULTRA SHORT BOND ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Securities	$—	$20,719,580	$—
Asset-Backed Securities	—	13,196,812	—
Corporate Obligations	—	12,114,970	—
Foreign Corporate Debt	—	8,564,309	—
U.S. Treasury Note	2,449,649	—	—
U.S. Treasury Bill	1,583,226	—	—
Investment Company	599,094	—	—

Total	$4,631,969	$54,595,671	$—

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations of assets and property, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

GOLDMAN SACHS ACCESS FIXED INCOME ETFS

Schedule of Investments (continued)

November 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short- term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Index Risk (each Fund except the Access Ultra Short Bond ETF) — FTSE Fixed Income LLC (the “Index Provider”) constructs each Fund’s Index in accordance with a rules-based methodology. A Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track the Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. When an Index is rebalanced and a Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing may be borne directly by the Fund and its shareholders. The Index Provider may utilize third party data in constructing each Index, but it does not guarantee the accuracy or availability of any such third party data.

The FTSE Goldman Sachs Treasury Inflation Protected USD Bond Index is new and has a limited performance history. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the applicable Fund and its shareholders. In addition, neither a Fund, the Investment Adviser nor the Index Provider can guarantee the availability or timeliness of the production of the Index.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s (except the Access Ultra Short Bond ETF) Index trading individually or in the aggregate at any point in time.

Tracking Error Risk (each Fund except the Access Ultra Short Bond ETF) — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.